M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Value
	Common Stocks—66.1%

	Australia—4.2%
3,859	AGL Energy Ltd.†	$22,598
5,193	ALS Ltd.	68,449
101,642	AMP Ltd.	111,646
2,155	Ampol Ltd.	42,651
3,899	Ansell Ltd.	82,198
12,134	ANZ Group Holdings Ltd.	266,645
9,054	APA Group	53,200
1,102	ARB Corp. Ltd.†	28,118
1,756	Aristocrat Leisure Ltd.	81,313
492	ASX Ltd.	19,074
10,882	Atlas Arteria Ltd.	35,355
3,580	AUB Group Ltd.	77,534
51,152	Aurizon Holdings Ltd.	107,973
9,559	Austal Ltd.*	48,957
15,336	Bank of Queensland Ltd.†	73,572
57,818	Beach Energy Ltd.†	43,806
6,079	Bendigo & Adelaide Bank Ltd.	52,574
21,786	BHP Group Ltd.†	613,104
7,612	BHP Group Ltd., ADR	424,369
12,902	BHP Group Ltd., Class DI†	356,234
3,458	BlueScope Steel Ltd.	51,918
8,200	Brambles Ltd.	134,563
3,529	Breville Group Ltd.†	70,007
12,020	Capricorn Metals Ltd.*	105,227
1,476	CAR Group Ltd.†	35,922
10,457	Challenger Ltd.	59,922
11,591	Champion Iron Ltd.†	35,818
27,200	Cleanaway Waste Management Ltd.†	49,855
370	Cochlear Ltd.	68,369
3,543	Codan Ltd.	69,207
9,946	Coles Group Ltd.	153,278
5,050	Commonwealth Bank of Australia†	557,711
3,756	Computershare Ltd.	90,193
2,821	Corporate Travel Management Ltd.†, §	29,997
1,322	CSL Ltd.	173,379
3,553	Dalrymple Bay Infrastructure Ltd.	10,274
1,480	Dicker Data Ltd.†	9,607
25,989	Downer EDI Ltd.	126,741
50,120	Dyno Nobel Ltd.	102,810
5,649	Eagers Automotive Ltd.†	109,597
19,239	Emerald Resources NL†, *	63,907
16,177	Endeavour Group Ltd.†	38,857
16,713	Evolution Mining Ltd.	119,769
3,089	EVT Ltd.	26,715
3,366	Flight Centre Travel Group Ltd.†	25,770
14,861	Fortescue Ltd.†	183,690
17,503	Genesis Minerals Ltd.†, *	68,216
7,079	Harvey Norman Holdings Ltd.†	34,569
1,274	HUB24 Ltd.	84,941
2,262	IDP Education Ltd.†	9,834
6,212	IGO Ltd.†, *	21,292
12,565	Iluka Resources Ltd.†	52,629
18,310	Insignia Financial Ltd.*	54,278

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Australia (Continued)
21,084	Insurance Australia Group Ltd.	$114,401
2,093	James Hardie Industries PLC, CDI*	38,889
896	JB Hi-Fi Ltd.	68,774
15,197	Lendlease Corp. Ltd.	55,307
14,208	Lottery Corp. Ltd.	55,280
2,708	Lovisa Holdings Ltd.†	66,999
1,607	Lynas Rare Earths Ltd.†, *	17,875
753	Macquarie Group Ltd.†	109,283
16,327	Medibank Pvt Ltd.	52,073
2,379	Megaport Ltd.*	24,825
38,904	Metcash Ltd.†	97,823
1,054	Mineral Resources Ltd.†, *	28,692
1,548	Monadelphous Group Ltd.	23,047
24,451	Myer Holdings Ltd.	7,766
14,605	National Australia Bank Ltd.	426,671
1,533	Netwealth Group Ltd.	29,813
27,710	New Hope Corp. Ltd.†	71,876
1,909	NEXTDC Ltd.†, *	21,373
16,970	nib holdings Ltd.	83,320
76,777	Nickel Industries Ltd.	36,070
51,876	Nine Entertainment Co. Holdings Ltd.	41,535
7,979	Northern Star Resources Ltd.†	125,287
4,275	Orica Ltd.	59,800
7,726	Origin Energy Ltd.	63,904
36,425	Orora Ltd.†	50,133
3,744	Perpetual Ltd.†	46,402
55,296	Perseus Mining Ltd.	179,288
4,897	PEXA Group Ltd.†, *	50,776
13,508	Pilbara Minerals Ltd.†, *	22,524
1,867	Premier Investments Ltd.†	23,781
573	Pro Medicus Ltd.†	116,889
5,039	Qantas Airways Ltd.	36,411
13,764	QBE Insurance Group Ltd.	187,526
9,918	Qube Holdings Ltd.	26,973
60,869	Ramelius Resources Ltd.	156,275
1,823	Ramsay Health Care Ltd.†	38,275
355	REA Group Ltd.†	54,277
2,536	Reece Ltd.†	18,945
5,440	Regis Healthcare Ltd.	21,670
32,230	Regis Resources Ltd.	128,173
21,598	Reliance Worldwide Corp. Ltd.	58,452
3,221	Rio Tinto Ltd.†	260,087
14,490	Sandfire Resources Ltd.*	136,821
40,802	Santos Ltd.	181,701
1,678	SEEK Ltd.	31,656
1,582	SGH Ltd.†	52,267
57,922	Sigma Healthcare Ltd.†	113,831
5,449	Sims Ltd.†	48,207
3,263	Sonic Healthcare Ltd.	46,292
31,643	South32 Ltd.	57,371
13,307	Stanmore Resources Ltd.	18,755
8,695	Steadfast Group Ltd.	34,118
7,603	Suncorp Group Ltd.	101,926
5,725	Super Retail Group Ltd.†	61,597

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Australia (Continued)
69,176	Tabcorp Holdings Ltd.	$46,918
2,659	Technology One Ltd.	67,669
24,644	Telstra Group Ltd.	78,599
2,964	TPG Telecom Ltd.	9,846
12,697	Transurban Group	115,942
3,558	Treasury Wine Estates Ltd.	16,645
3,895	Tuas Ltd.*	18,015
154,114	Vault Minerals Ltd.*	67,305
30,432	Ventia Services Group Pty. Ltd.	102,899
37,802	Viva Energy Group Ltd.#	45,400
2,801	Washington H Soul Pattinson & Co. Ltd.	71,338
6,200	Wesfarmers Ltd.	377,516
42,238	West African Resources Ltd.*, §	50,820
8,296	Westgold Resources Ltd.	24,593
15,208	Westpac Banking Corp.†	392,160
17,855	Whitehaven Coal Ltd.†	77,859
679	WiseTech Global Ltd.	40,549
20,617	Woodside Energy Group Ltd.†	314,181
1,661	Woodside Energy Group Ltd., ADR†	24,998
5,982	Woolworths Group Ltd.	105,686
3,162	Worley Ltd.	29,397
838	Xero Ltd.*	87,334
6,051	Yancoal Australia Ltd.†	21,221
		11,707,204
	Austria—0.5%
1,865	ANDRITZ AG	131,157
2,872	BAWAG Group AG #	377,650
1,666	Erste Group Bank AG	162,736
799	EVN AG	21,951
2,065	OMV AG	110,117
3,082	Raiffeisen Bank International AG	106,164
527	Strabag SE, Bearer Shares	48,013
3,952	Telekom Austria AG	42,223
2,837	UNIQA Insurance Group AG	42,101
470	Verbund AG	34,157
1,541	Vienna Insurance Group AG Wiener Versicherung Gruppe	84,762
3,281	voestalpine AG	117,026
1,254	Wienerberger AG	40,369
		1,318,426
	Belgium—0.6%
831	Ackermans & van Haaren NV	212,689
1,905	Ageas SA	131,734
6,082	Anheuser-Busch InBev SA	362,741
69	Argenx SE*	49,999
3,318	Azelis Group NV	44,954
2,193	CMB Tech NV*	20,635
1,027	Colruyt Group NV	40,417
285	D'ieteren Group	53,269
224	Deme Group NV	32,663
590	Elia Group SA	67,988
1,966	KBC Group NV	234,165
9	Lotus Bakeries NV	84,743

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Belgium (Continued)
2,468	Syensqo SA	$199,062
517	UCB SA	142,641
4,405	Umicore SA	78,144
		1,755,844
	Canada—8.2%
2,777	Agnico Eagle Mines Ltd.	467,905
6,362	Air Canada*	80,274
3,806	Alamos Gold, Inc., Class A	132,670
7,091	Algonquin Power & Utilities Corp.†	38,079
3,609	Algonquin Power & Utilities Corp.	19,397
5,591	Alimentation Couche-Tard, Inc.	298,291
3,374	AltaGas Ltd.	103,957
549	Andlauer Healthcare Group, Inc.	20,817
8,136	ARC Resources Ltd.	148,374
3,008	Aritzia, Inc.*	181,945
2,100	Atco Ltd., Class I	76,021
1,848	AtkinsRealis Group, Inc.	133,372
553	ATS Corp.*	14,468
509	ATS Corp.†, *	13,336
44,637	B2Gold Corp.	220,873
4,474	Bank of Montreal	582,999
7,207	Bank of Nova Scotia	466,018
8,360	Barrick Mining Corp.	273,957
1,119	Bausch & Lomb Corp.*	16,863
2,683	Bausch Health Cos., Inc.*	17,274
17,989	Baytex Energy Corp.	42,138
753	BCE, Inc.	17,595
950	Bombardier, Inc., Class B*	133,131
467	BOYD GROUP, Inc.	78,763
2,384	Brookfield Corp.	163,551
1,054	Brookfield Infrastructure Corp., Class A†	43,340
700	Brookfield Infrastructure Corp., Class A	28,750
555	BRP, Inc.†	33,733
385	BRP, Inc.	23,409
2,527	CAE, Inc.†, *	74,900
520	Cameco Corp.	43,642
6,281	Canadian Imperial Bank of Commerce	501,911
2,000	Canadian National Railway Co.	188,604
655	Canadian National Railway Co.†	61,767
17,284	Canadian Natural Resources Ltd.	552,661
2,806	Canadian Pacific Kansas City Ltd.	209,016
2,578	Canadian Tire Corp. Ltd., Class A	306,889
1,711	Canadian Utilities Ltd., Class A	47,862
3,694	Capital Power Corp.	173,459
10,798	Capstone Copper Corp.*	91,710
1,524	CCL Industries, Inc., Class B	85,897
3,389	Celestica, Inc.*	834,123
6,625	Cenovus Energy, Inc.	112,487
10,243	Cenovus Energy, Inc.†	174,029
1,850	CGI, Inc.	164,818
714	Colliers International Group, Inc.	111,596
122	Constellation Software, Inc.	331,187
3,054	Definity Financial Corp.	156,968

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Canada (Continued)
511	Descartes Systems Group, Inc.*	$48,152
2,340	Dollarama, Inc.	308,604
9,286	DPM Metals, Inc.	205,844
3,700	E-L Financial Corp. Ltd.	43,016
9,101	Eldorado Gold Corp.*	262,887
4,175	Element Fleet Management Corp.	108,117
2,063	Emera, Inc.	98,977
4,105	Empire Co. Ltd., Class A	147,334
3,107	Enbridge, Inc.†	156,779
5,120	Enbridge, Inc.	258,299
3,346	Endeavour Mining PLC	140,553
1,000	EQB, Inc.	66,825
9,049	Equinox Gold Corp.*	101,530
112	Fairfax Financial Holdings Ltd.	195,946
5,341	Finning International, Inc.	248,111
9,374	First Majestic Silver Corp.	115,206
4,271	First Quantum Minerals Ltd.*	96,609
347	FirstService Corp.	66,114
2,807	Fortis, Inc.	142,377
743	Franco-Nevada Corp.	165,555
1,335	George Weston Ltd.	81,431
614	GFL Environmental, Inc.	29,091
6,200	Gibson Energy, Inc.	115,250
2,386	Gildan Activewear, Inc.	137,894
543	Great-West Lifeco, Inc.	22,037
23,043	Hudbay Minerals, Inc.	349,237
1,698	Hydro One Ltd.#	60,578
1,315	iA Financial Corp., Inc.	149,510
34,100	IAMGOLD Corp.*	440,877
1,034	Imperial Oil Ltd.	93,756
546	Imperial Oil Ltd.†	49,544
788	Intact Financial Corp.	153,314
1,068	Ivanhoe Mines Ltd., Class A*	11,327
4,859	Keyera Corp.	163,014
18,607	Kinross Gold Corp.	462,020
1,789	Linamar Corp.	95,948
3,212	Loblaw Cos. Ltd.	124,238
4,000	Lundin Gold, Inc.	259,165
7,550	Lundin Mining Corp.	112,623
3,172	Magna International, Inc.	150,292
3,404	Manulife Financial Corp.	106,056
2,212	Maple Leaf Foods, Inc.	57,235
1,500	MDA Space Ltd.*	37,357
1,000	Methanex Corp.	39,757
1,582	Metro, Inc.	106,251
1,922	National Bank of Canada	204,160
30,088	New Gold, Inc.*	215,848
9,492	Northland Power, Inc.	158,916
5,499	Nutrien Ltd.	322,860
13,466	OceanaGold Corp.	287,472
1,253	Open Text Corp.	46,836
5,799	Open Text Corp.†	216,767
1,875	OR Royalties, Inc.	75,151
3,941	Pan American Silver Corp.	152,678

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Canada (Continued)
7,127	Parkland Corp.	$197,161
2,049	Pembina Pipeline Corp.	82,846
900	Pembina Pipeline Corp.†	36,414
1,500	Premium Brands Holdings Corp.	100,722
3,512	Quebecor, Inc., Class B	110,581
473	RB Global, Inc.†	51,254
622	RB Global, Inc.	67,371
1,622	Restaurant Brands International, Inc.	104,049
3,924	Rogers Communications, Inc., Class B	135,086
9,360	Royal Bank of Canada	1,379,553
10,574	Sandstorm Gold Ltd.	132,386
4,104	Saputo, Inc.	99,673
700	Shopify, Inc., Class A*	103,997
6,791	South Bow Corp.	192,121
987	Spin Master Corp.#	13,624
4,155	SSR Mining, Inc.*	101,449
900	Stantec, Inc.	97,048
1,000	Stella-Jones, Inc.	57,060
122	Strathcona Resources Ltd.	3,158
4,233	Sun Life Financial, Inc.	254,178
15,768	Suncor Energy, Inc.	659,558
3,279	TC Energy Corp.	178,410
2,272	Teck Resources Ltd., Class B	99,666
640	TFI International, Inc.	56,325
327	Thomson Reuters Corp.	50,779
1,730	TMX Group Ltd.	66,182
4,300	Torex Gold Resources, Inc.*	178,711
656	Toromont Industries Ltd.	72,835
7,406	Toronto-Dominion Bank	592,182
2,837	Tourmaline Oil Corp.	122,352
779	TransAlta Corp.†	10,649
7,046	TransAlta Corp.	96,245
838	Triple Flag Precious Metals Corp.	24,520
2,344	Vermilion Energy, Inc.	18,308
176	Victoria Gold Corp./Vancouver *, §	11
787	Waste Connections, Inc.	138,354
570	West Fraser Timber Co. Ltd.	38,750
660	West Fraser Timber Co. Ltd.†	44,867
346	Wheaton Precious Metals Corp.	38,720
33,764	Whitecap Resources, Inc.	257,652
24,398	Whitecap Resources, Inc.†	186,157
822	WSP Global, Inc.	161,541
		22,572,656
	Denmark—1.4%
4,429	ALK-Abello AS*	145,171
33,625	Alm Brand AS	93,819
6,674	Ambu AS, Class B	97,202
15	AP Moller - Maersk AS, Class A	29,325
30	AP Moller - Maersk AS, Class B	58,815
799	Carlsberg AS, Class B	92,843
610	Coloplast AS, Class B	52,096
4,232	Danske Bank AS	180,315
3,204	Demant AS*	110,965

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Denmark (Continued)
378	DSV AS	$75,177
348	Genmab AS*	105,499
8,387	H Lundbeck AS	60,073
4,236	H Lundbeck AS, Class A	23,485
5,888	ISS AS	186,325
1,781	Jyske Bank AS, Registered	198,323
2,216	NKT AS*	215,046
19,567	Novo Nordisk AS, Class B	1,060,666
2,597	Novonesis Novozymes B, Class B	158,931
1,057	Orsted AS*, #	18,877
1,052	Pandora AS	137,067
1,113	Ringkjoebing Landbobank AS	258,029
1,580	Rockwool AS, Class A	58,635
2,710	Rockwool AS, Class B	100,633
2,025	Sydbank AS	162,591
2,761	Tryg AS	70,045
4,343	Vestas Wind Systems AS	81,832
		3,831,785
	Finland—1.0%
4,024	Elisa OYJ	210,991
3,644	Finnair OYJ†	12,296
4,969	Fortum OYJ	93,954
3,249	Huhtamaki OYJ	112,451
844	Kalmar OYJ , Class B	33,413
2,475	Kesko OYJ, Class A	53,059
8,405	Kesko OYJ, Class B	178,609
2,610	Kone OYJ, Class B	177,728
2,574	Konecranes OYJ	212,145
10,101	Metso OYJ†	138,573
1,635	Neste OYJ	29,917
14,164	Nokia OYJ	67,831
16,750	Nokia OYJ, ADR†	80,567
17,546	Nordea Bank Abp	287,883
727	Orion OYJ, Class A	55,309
3,470	Orion OYJ, Class B	265,418
17,450	Sampo OYJ, Class A	200,123
16,255	Stora Enso OYJ, Class R†	178,170
2,814	UPM-Kymmene OYJ	76,879
4,926	Valmet OYJ†	163,554
4,643	Wartsila OYJ Abp	138,731
		2,767,601
	France—5.1%
1,828	Accor SA	86,490
376	Aeroports de Paris SA	49,574
971	Air France-KLM*	13,025
1,619	Air Liquide SA	336,173
1,951	Airbus SE	452,159
10,994	Alstom SA*	285,514
514	Amundi SA#	40,673
2,048	Arkema SA	128,879
5,382	AXA SA	256,794
5,844	Ayvens SA#	70,464

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	France (Continued)
393	BioMerieux	$52,508
4,454	BNP Paribas SA	404,376
3,160	Bouygues SA	142,167
3,497	Bureau Veritas SA	109,375
899	Capgemini SE	130,404
20,987	Carrefour SA	317,730
3,251	Cie de Saint-Gobain SA	349,851
7,397	Cie Generale des Etablissements Michelin SCA	265,223
3,850	Clariane SE*	21,389
4,277	Credit Agricole SA	83,958
964	Danone SA	83,933
24	Dassault Aviation SA	8,019
1,320	Dassault Systemes SE	44,183
2,327	Edenred SE	55,187
1,299	Eiffage SA	165,778
10,545	Elis SA	303,071
14,139	Engie SA	303,031
565	EssilorLuxottica SA	183,082
1,472	Eurofins Scientific SE	106,768
557	Euronext NV#	83,313
2,974	FDJ UNITED	99,511
1,133	Gaztransport Et Technigaz SA	209,639
3,075	Getlink SE	56,536
155	Hermes International SCA	379,060
585	Imerys SA	15,412
319	Interparfums SA	10,517
1,199	Ipsen SA	159,913
1,300	JCDecaux SE	23,306
570	Kering SA	189,085
702	L'Oreal SA	303,712
1,237	Legrand SA	204,194
1,818	LVMH Moet Hennessy Louis Vuitton SE	1,110,968
1,449	Nexans SA	214,351
25,581	Orange SA	414,761
659	Pernod Ricard SA	64,635
579	Pluxee NV	10,271
1,449	Publicis Groupe SA	138,954
3,983	Renault SA	162,733
8,943	Rexel SA	292,307
1,748	Safran SA	615,877
2,397	Sanofi SA	221,055
19	Sartorius Stedim Biotech	3,838
1,652	Schneider Electric SE	460,833
6,876	SCOR SE	242,183
691	SEB SA	50,664
4,891	Societe Generale SA	323,635
2,165	Sodexo SA	136,114
610	Sopra Steria Group	115,877
5,730	SPIE SA	308,111
3,434	STMicroelectronics NV	96,156
1,577	STMicroelectronics NV, Registered	44,566
6,187	Technip Energies NV	291,135
2,518	Teleperformance SE†	187,250
505	Thales SA	158,066

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	France (Continued)
17,627	TotalEnergies SE	$1,070,552
8,576	Vallourec SACA	162,961
3,558	Veolia Environnement SA	121,057
3,910	Vinci SA	541,454
6,270	Vivendi SE	22,069
160	VusionGroup	47,901
2,202	Worldline SA†, #*	7,110
		14,221,420
	Germany—5.0%
952	adidas AG	200,515
787	Allianz SE, Registered	330,230
878	Aumovio SE*	36,202
1,264	Aurubis AG	157,601
8,301	BASF SE	413,124
10,754	Bayer AG, Registered	356,425
2,747	Bayerische Motoren Werke AG	275,554
2,780	Bechtle AG	128,074
325	Beiersdorf AG	33,959
876	Bilfinger SE	96,367
4,639	Brenntag SE	277,223
925	Carl Zeiss Meditec AG, Bearer Shares	45,786
5,046	Commerzbank AG	190,110
1,756	Continental AG	115,699
701	Covestro AG*	47,981
1,501	CTS Eventim AG & Co. KGaA	146,972
6,165	Daimler Truck Holding AG	253,476
1,140	Delivery Hero SE*, #	32,671
11,971	Deutsche Bank AG, Registered	421,132
1,149	Deutsche Boerse AG	307,703
9,773	Deutsche Lufthansa AG, Registered	82,705
10,100	Deutsche Post AG	449,889
37,807	Deutsche Telekom AG, Registered	1,287,677
943	Deutsche Wohnen SE	23,969
1,068	DWS Group GmbH & Co. KGaA#	66,832
13,790	E.ON SE	259,285
7,742	Evonik Industries AG	134,252
655	Fielmann Group AG	39,527
1,717	Fraport AG Frankfurt Airport Services Worldwide*	148,265
5,080	Freenet AG	162,345
2,203	Fresenius Medical Care AG	115,510
3,220	Fresenius SE & Co. KGaA	179,193
939	FUCHS SE	33,569
3,525	GEA Group AG	260,107
330	Hannover Rueck SE	99,416
188	Hapag-Lloyd AG#	24,721
1,279	Heidelberg Materials AG	287,634
844	Henkel AG & Co. KGaA	62,575
1,340	Hensoldt AG	173,527
204	HOCHTIEF AG	54,560
10,112	Infineon Technologies AG	394,150
3,794	KION Group AG	255,902
919	Knorr-Bremse AG	86,154

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Germany (Continued)
593	Krones AG	$86,330
1,874	LEG Immobilien SE	148,952
3,077	Mercedes-Benz Group AG	193,163
593	Merck KGaA	76,200
142	MTU Aero Engines AG	65,169
846	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	539,730
671	Nemetschek SE	87,287
3,080	Nordex SE*	78,830
4,631	Puma SE	115,048
2,143	Qiagen NV	94,840
5,548	Qiagen NV†	247,885
97	Rational AG	73,910
319	Rheinmetall AG	743,239
1,496	RTL Group SA	61,385
3,022	RWE AG	134,185
1,988	SAP SE	531,922
7,857	Schaeffler AG	52,349
1,449	Scout24 SE#	181,348
1,401	Siemens AG, Registered	376,998
1,155	Siemens Energy AG*	134,816
1,389	Siemens Healthineers AG#	75,047
834	Sixt SE	80,634
871	Symrise AG	75,713
1,019	Talanx AG	135,428
16,458	thyssenkrupp AG	225,591
18,848	TUI AG*	171,319
4,980	United Internet AG, Registered	157,044
418	Volkswagen AG	46,008
4,135	Vonovia SE	128,892
615	Wacker Chemie AG	46,283
7,176	Zalando SE*, #	219,134
		13,933,247
	Hong Kong—1.2%
58,600	AIA Group Ltd.	562,133
7,800	ASMPT Ltd.	82,240
47,611	Bank of East Asia Ltd.	74,029
17,000	BOC Hong Kong Holdings Ltd.	79,823
20,000	Bright Smart Securities & Commodities Group Ltd.*	23,464
9,600	Budweiser Brewing Co. APAC Ltd.#	10,214
26,181	Cathay Pacific Airways Ltd.	35,224
10,906	CK Asset Holdings Ltd.	52,863
13,000	CK Hutchison Holdings Ltd.	85,615
2,500	CK Infrastructure Holdings Ltd.	16,416
6,500	CLP Holdings Ltd.	53,833
8,000	Cowell e Holdings, Inc.*	40,093
36,000	CTF Services Ltd.	38,952
98,000	First Pacific Co. Ltd.	82,234
78,000	FIT Hon Teng Ltd.*, #	63,948
10,000	Galaxy Entertainment Group Ltd.	55,102
16,000	Guotai Junan International Holdings Ltd.	9,232
20,000	Hang Lung Group Ltd.	37,677
75,087	Hang Lung Properties Ltd.	84,235
3,800	Hang Seng Bank Ltd.	57,865

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Hong Kong (Continued)
8,500	Henderson Land Development Co. Ltd.	$29,972
24,500	HK Electric Investments & HK Electric Investments Ltd.	18,638
48,000	HKT Trust & HKT Ltd.	71,057
44,457	Hong Kong & China Gas Co. Ltd.	38,619
6,606	Hong Kong Exchanges & Clearing Ltd.	375,208
10,000	Hysan Development Co. Ltd.	20,432
11,500	Johnson Electric Holdings Ltd.	60,146
26,500	Kerry Properties Ltd.	70,967
9,991	Kowloon Development Co. Ltd.	4,686
16,000	MGM China Holdings Ltd.	34,192
6,185	MTR Corp. Ltd.	20,966
28,188	NagaCorp Ltd.	21,226
44,000	NewOcean Energy Holdings Ltd.*, §	—
52,789	PCCW Ltd.	36,156
6,000	Power Assets Holdings Ltd.	37,996
4,800	PRADA SpA	28,867
49,200	Samsonite Group SA#	105,330
9,600	Sands China Ltd.	26,770
12,000	Shandong Hi-Speed Holdings Group Ltd.*	6,862
22,000	Shangri-La Asia Ltd.	12,863
21,000	SITC International Holdings Co. Ltd.	80,849
96,250	SJM Holdings Ltd.*	41,063
5,500	Sun Hung Kai Properties Ltd.	65,870
23,000	SUNeVision Holdings Ltd.	20,305
2,000	Swire Pacific Ltd., Class A	16,949
15,000	Swire Pacific Ltd., Class B	22,514
6,200	Swire Properties Ltd.	17,639
6,000	Techtronic Industries Co. Ltd.	76,754
52,000	United Laboratories International Holdings Ltd.	100,366
60,826	WH Group Ltd.#	65,891
12,000	Wharf Real Estate Investment Co. Ltd.	35,467
27,200	Wynn Macau Ltd.	25,236
61,130	Xinyi Glass Holdings Ltd.	70,855
35,500	Yue Yuen Industrial Holdings Ltd.	60,444
		3,266,347
	Ireland—0.2%
23,256	AIB Group PLC	210,648
10,747	Bank of Ireland Group PLC	176,835
602	Kerry Group PLC, Class A	54,245
1,085	Kingspan Group PLC	90,188
		531,916
	Israel—0.8%
182	AFI Properties Ltd.*	11,545
162	Africa Israel Residences Ltd.	12,722
734	Airport City Ltd.*	13,615
160	Alrov Properties & Lodgings Ltd.	12,729
2,317	Amot Investments Ltd.	17,320
471	Ashtrom Group Ltd.	9,906
154	Azrieli Group Ltd.	15,283
10,509	Bank Hapoalim BM	213,594
14,537	Bank Leumi Le-Israel BM	286,553
133	Bet Shemesh Engines Holdings 1997 Ltd.*	27,273

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Israel (Continued)
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.	$43,225
92	Big Shopping Centers Ltd.	18,902
124	Blue Square Real Estate Ltd.	13,545
2,419	Carasso Motors Ltd.	29,608
3,153	Cellcom Israel Ltd.*	31,395
1,006	Clal Insurance Enterprises Holdings Ltd.	51,542
142	Danel Adir Yeoshua Ltd.	21,775
260	Delek Automotive Systems Ltd.	1,917
153	Delek Group Ltd.	36,987
208	Delta Galil Ltd.	10,933
4,033	Doral Group Renewable Energy Resources Ltd.*	20,675
5,933	El Al Israel Airlines*	27,030
37	Elbit Systems Ltd.†	18,863
30	Electra Ltd.	17,477
111	Enlight Renewable Energy Ltd.*	3,415
50	Equital Ltd.*	2,186
1	Fattal Holdings 1998 Ltd.*	167
699	First International Bank of Israel Ltd.	50,037
122	Formula Systems 1985 Ltd., ADR†	17,324
81	Fox Wizel Ltd.	8,574
1,072	Harel Insurance Investments & Financial Services Ltd.	36,120
313	Hilan Ltd.	24,154
1,012	ICL Group Ltd.	6,325
380	IDI Insurance Co. Ltd.	23,450
3,574	Inrom Construction Industries Ltd.	23,523
1	Isracard Ltd.	2
11,469	Israel Discount Bank Ltd., Class A	113,367
50	Isras Investment Co. Ltd.	13,314
302	Kenon Holdings Ltd.	13,522
955	Kvutzat Acro Ltd.	13,425
521	Lapidoth Capital Ltd.	12,678
325	M Yochananof & Sons Ltd.	27,033
267	Matrix IT Ltd.	9,391
252	Mega Or Holdings Ltd.	13,649
2,116	Meitav Investment House Ltd.	60,052
526	Menora Mivtachim Holdings Ltd.	51,612
8,220	Mivne Real Estate KD Ltd.	32,064
1,572	Mizrahi Tefahot Bank Ltd.	103,417
518	Neto Malinda Trading Ltd.	20,784
747	Next Vision Stabilized Systems Ltd.	33,829
156	Nice Ltd.*	22,984
12	Nice Ltd., ADR*	1,737
58	Nova Ltd.*	18,378
1,226	One Software Technologies Ltd.	29,941
1,134	OPC Energy Ltd.*	17,937
564	OY Nofar Energy Ltd.*	17,964
2,855	Partner Communications Co. Ltd.	27,324
109	Paz Retail & Energy Ltd.	22,338
1,791	Phoenix Financial Ltd.	67,050
394	Prashkovsky Investments & Construction Ltd.	15,857
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	25,993
1,204	Retailors Ltd.	23,319
1,415	Shapir Engineering & Industry Ltd.	11,569
5,468	Shikun & Binui Ltd.*	24,927

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Israel (Continued)
2,661	Shufersal Ltd.	$31,340
1,975	Tamar Petroleum Ltd.#	27,131
1,120	Tel Aviv Stock Exchange Ltd.	25,831
473	Teva Pharmaceutical Industries Ltd.*	9,197
6,714	Teva Pharmaceutical Industries Ltd., ADR*	135,623
160	Tower Semiconductor Ltd.*	11,568
2,836	Veridis Environment Ltd.*	20,121
		2,265,957
	Italy—2.2%
62,353	A2A SpA	163,029
2,124	ACEA SpA†	51,220
2,261	Amplifon SpA†	36,778
4,544	Azimut Holding SpA	175,678
1,967	Banca Generali SpA	109,510
2,764	Banca Mediolanum SpA	55,329
4,690	Banca Monte dei Paschi di Siena SpA†	41,517
14,608	Banco BPM SpA	218,241
20,519	BPER Banca SpA	227,316
1,134	Brunello Cucinelli SpA†	123,818
2,416	Buzzi SpA	132,635
3,914	Credito Emiliano SpA	62,955
5,293	Davide Campari-Milano NV†	33,371
1,614	De' Longhi SpA	58,326
80,669	Enel SpA	763,927
17,540	Eni SpA	306,133
562	Ferrari NV	271,580
5,782	FinecoBank Banca Fineco SpA	124,940
1,236	Generali	48,482
30,199	Hera SpA	135,793
1,311	Interpump Group SpA	59,997
37,367	Intesa Sanpaolo SpA	246,290
17,564	Iren SpA	54,316
16,195	Italgas SpA	148,973
7,657	Iveco Group NV	165,006
931	Leonardo SpA	59,046
737	Lottomatica Group SpA	19,832
2,387	Maire SpA	35,311
1,371	Moncler SpA	80,272
20,578	Nexi SpA†, #	116,353
15,698	Pirelli & C SpA#	106,785
2,463	Poste Italiane SpA#	58,383
1,227	Prysmian SpA	121,266
1,690	Recordati Industria Chimica e Farmaceutica SpA	102,580
624	Reply SpA	88,792
55,163	Saipem SpA†	159,126
13,537	Snam SpA	81,341
756	SOL SpA	45,000
13,056	Stellantis NV	120,543
425,403	Telecom Italia SpA*	222,403
1,807	Tenaris SA	32,226
582	Tenaris SA, ADR	20,818
8,182	Terna - Rete Elettrica Nazionale	82,977
6,400	UniCredit SpA	484,423

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Italy (Continued)
4,056	Unipol Assicurazioni SpA	$86,953
12,239	Webuild SpA†	50,809
		5,990,399
	Japan—14.5%
2,500	77 Bank Ltd.	104,490
800	ABC-Mart, Inc.	15,869
3,100	ADEKA Corp.	69,196
4,000	Advantest Corp.	396,254
12,585	Aeon Co. Ltd.	152,754
2,600	AGC, Inc.	84,829
1,300	Ai Holdings Corp.	24,631
2,500	Aica Kogyo Co. Ltd.	62,954
900	Ain Holdings, Inc.	42,479
3,100	Air Water, Inc.	53,349
5,100	Aisin Corp.	88,285
3,000	Ajinomoto Co., Inc.	86,134
2,500	Alfresa Holdings Corp.	35,779
8,800	Alps Alpine Co. Ltd.†	111,662
2,600	ALSOK Co. Ltd.	19,621
2,700	Amada Co. Ltd.†	33,238
1,900	Amano Corp.	53,948
500	ANA Holdings, Inc.	9,673
400	Anycolor, Inc.	15,228
1,800	Aozora Bank Ltd.†	28,177
1,900	Arcs Co. Ltd.	40,599
1,000	Artience Co. Ltd.	21,165
2,200	As One Corp.	36,522
7,500	Asahi Group Holdings Ltd.	90,045
1,600	Asahi Intecc Co. Ltd.	25,982
15,000	Asahi Kasei Corp.	118,115
4,400	Asics Corp.	115,203
1,400	ASKUL Corp.	14,844
10,200	Astellas Pharma, Inc.	110,391
1,800	AZ-COM MARUWA Holdings, Inc.	13,011
4,400	Azbil Corp.	41,758
2,900	Bandai Namco Holdings, Inc.	96,578
1,000	BayCurrent, Inc.	58,829
3,800	Bic Camera, Inc.	42,038
900	BIPROGY, Inc.	36,746
4,300	Bridgestone Corp.	199,117
2,300	Brother Industries Ltd.	38,547
1,800	Bunka Shutter Co. Ltd.	27,776
400	C Uyemura & Co. Ltd.	31,646
2,200	Calbee, Inc.†	42,487
500	Canon Marketing Japan, Inc.	20,249
3,700	Canon, Inc.	108,509
2,100	Capcom Co. Ltd.	57,127
2,700	Casio Computer Co. Ltd.†	22,201
2,500	Central Japan Railway Co.	71,728
3,700	Chiba Bank Ltd.	38,893
3,800	Chubu Electric Power Co., Inc.	52,894
3,600	Chugai Pharmaceutical Co. Ltd.	156,965
5,900	Chugin Financial Group, Inc.	87,053

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Japan (Continued)
6,100	Chugoku Electric Power Co., Inc.†	$34,785
700	Chugoku Marine Paints Ltd.†	16,969
8,700	Citizen Watch Co. Ltd.†	59,006
3,000	CKD Corp.	55,888
1,200	Coca-Cola Bottlers Japan Holdings, Inc.	21,381
2,500	Colowide Co. Ltd.†	30,936
900	COMSYS Holdings Corp.	22,463
8,000	Concordia Financial Group Ltd.	61,507
2,000	Cosmo Energy Holdings Co. Ltd.	48,430
400	Cosmos Pharmaceutical Corp.	23,370
9,600	Create Restaurants Holdings, Inc.	50,244
1,700	Create SD Holdings Co. Ltd.	38,165
1,800	CyberAgent, Inc.†	21,617
1,300	Cybozu, Inc.	29,976
1,500	Dai Nippon Printing Co. Ltd.	25,515
1,000	Dai-Dan Co. Ltd.	41,857
18,600	Dai-ichi Life Holdings, Inc.	146,652
7,800	Daicel Corp.†	71,178
5,600	Daido Steel Co. Ltd.	48,413
1,800	Daifuku Co. Ltd.	57,730
700	Daihen Corp.	38,956
1,900	Daiichi Sankyo Co. Ltd.	42,591
4,200	Daiichikosho Co. Ltd.	47,500
1,300	Daikin Industries Ltd.†	150,144
2,280	Daiseki Co. Ltd.†	52,727
8,400	Daishi Hokuetsu Financial Group, Inc.	81,509
3,000	Daito Trust Construction Co. Ltd.	65,828
5,300	Daiwa House Industry Co. Ltd.	190,662
4,700	Daiwa Securities Group, Inc.	38,217
4,300	Daiwabo Holdings Co. Ltd.†	85,849
5,300	DCM Holdings Co. Ltd.	57,449
3,700	Denka Co. Ltd.†	57,132
9,800	Denso Corp.	141,515
900	Dentsu Group, Inc.	19,706
400	Dentsu Soken, Inc.	17,554
3,000	Dexerials Corp.	46,181
3,600	DIC Corp.	88,853
500	Disco Corp.	157,251
3,100	DMG Mori Co. Ltd.	62,363
2,500	Dowa Holdings Co. Ltd.	91,253
6,000	DTS Corp.	53,149
3,300	East Japan Railway Co.	80,779
4,400	Ebara Corp.	100,654
2,100	EDION Corp.†	30,743
1,400	Eisai Co. Ltd.	47,097
1,200	Elecom Co. Ltd.	14,979
1,800	Electric Power Development Co. Ltd.	33,770
19,500	ENEOS Holdings, Inc.	123,934
1,000	Exedy Corp.	35,162
8,600	EXEO Group, Inc.	124,564
1,900	Ezaki Glico Co. Ltd.	65,049
1,300	FANUC Corp.	37,466
1,000	Fast Retailing Co. Ltd.	304,561
1,200	Food & Life Cos. Ltd.	62,781

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Japan (Continued)
1,400	FP Corp.	$23,828
900	Fuji Co. Ltd.†	12,293
3,300	Fuji Corp.†	60,250
1,400	Fuji Electric Co. Ltd.	94,138
500	Fuji Kyuko Co. Ltd.	8,699
700	Fuji Oil Co. Ltd.	16,988
1,900	Fuji Seal International, Inc.	36,603
2,800	FUJIFILM Holdings Corp.	69,695
1,400	Fujikura Ltd.	136,843
900	Fujimi, Inc.	13,182
5,900	Fujitsu Ltd.	138,997
400	Fukuda Denshi Co. Ltd.	18,230
1,200	Fukuoka Financial Group, Inc.	36,012
600	Fukuyama Transporting Co. Ltd.†	14,931
1,000	Furukawa Electric Co. Ltd.	61,615
900	Fuso Chemical Co. Ltd.†	29,820
2,000	Future Corp.	31,389
3,000	Glory Ltd.†	74,308
700	GMO Payment Gateway, Inc.	39,273
1,200	Goldwin, Inc.†	20,440
3,800	GS Yuasa Corp.	89,935
3,900	Gunma Bank Ltd.	43,553
3,000	H.U. Group Holdings, Inc.†	69,277
3,400	H2O Retailing Corp.†	49,913
5,000	Hachijuni Bank Ltd.	52,270
7,300	Hakuhodo DY Holdings, Inc.	58,668
1,800	Hamamatsu Photonics KK	19,535
1,900	Hankyu Hanshin Holdings, Inc.	56,068
1,500	Hanwa Co. Ltd.†	63,901
500	Happinet Corp.	23,329
3,500	Haseko Corp.	59,795
6,300	Hazama Ando Corp.	71,314
2,300	Heiwa Corp.†	32,723
700	Heiwado Co. Ltd.	13,765
12,900	Hino Motors Ltd.*	33,749
10,000	Hirogin Holdings, Inc.	97,779
200	Hirose Electric Co. Ltd.	24,925
1,000	HIS Co. Ltd.†	9,501
900	Hitachi Construction Machinery Co. Ltd.†	28,810
23,600	Hitachi Ltd.	627,163
6,200	Hokkaido Electric Power Co., Inc.†	45,446
3,000	Hokuetsu Corp.†	20,205
2,800	Hokuhoku Financial Group, Inc.	73,330
2,300	Hokuriku Electric Power Co.†	13,148
24,800	Honda Motor Co. Ltd.†	256,745
600	Horiba Ltd.	50,877
600	Hoshizaki Corp.	22,542
2,500	House Foods Group, Inc.	49,033
2,000	Hoya Corp.	276,904
4,400	Hulic Co. Ltd.†	48,200
8,400	Hyakugo Bank Ltd.†	51,973
700	Ibiden Co. Ltd.	42,525
3,300	Ichibanya Co. Ltd.†	20,931
4,400	Idemitsu Kosan Co. Ltd.†	30,229

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Japan (Continued)
3,500	IHI Corp.	$65,321
1,100	Iida Group Holdings Co. Ltd.†	17,565
1,900	Inaba Denki Sangyo Co. Ltd.	54,064
1,500	Inabata & Co. Ltd.	35,399
11,712	INFRONEER Holdings, Inc.†	121,884
13,200	Inpex Corp.	238,588
1,200	Internet Initiative Japan, Inc.	21,248
1,500	Isetan Mitsukoshi Holdings Ltd.†	27,721
7,800	Isuzu Motors Ltd.	98,604
1,900	Ito En Ltd.	44,723
4,100	ITOCHU Corp.	233,604
2,700	Itochu Enex Co. Ltd.	36,113
680	Itoham Yonekyu Holdings, Inc.	26,164
9,300	Iwatani Corp.	101,688
1,900	Iyogin Holdings, Inc.	28,850
1,900	Izumi Co. Ltd.	41,948
3,500	J. Front Retailing Co. Ltd.	58,458
1,200	JAC Recruitment Co. Ltd.	8,788
1,400	Japan Airlines Co. Ltd.	28,240
1,900	Japan Airport Terminal Co. Ltd.	60,680
1,800	Japan Aviation Electronics Industry Ltd.†	30,612
4,400	Japan Elevator Service Holdings Co. Ltd.	55,846
7,200	Japan Exchange Group, Inc.	80,454
1,200	Japan Material Co. Ltd.	14,833
7,800	Japan Post Holdings Co. Ltd.	77,533
1,000	Japan Post Insurance Co. Ltd.	28,353
3,000	Japan Securities Finance Co. Ltd.	37,793
400	Japan Steel Works Ltd.	24,343
1,800	Japan Tobacco, Inc.	59,178
1,600	Jeol Ltd.	54,972
4,400	JFE Holdings, Inc.†	54,046
4,100	JTEKT Corp.	40,769
1,300	Juroku Financial Group, Inc.	48,524
1,000	Justsystems Corp.	32,424
7,700	JVCKenwood Corp.	60,086
6,900	K's Holdings Corp.	74,559
800	Kadokawa Corp.	19,512
2,000	Kaga Electronics Co. Ltd.	47,943
2,900	Kagome Co. Ltd.	56,457
1,400	Kajima Corp.	40,859
1,500	Kakaku.com, Inc.	25,753
400	Kamigumi Co. Ltd.	12,150
7,000	Kanadevia Corp.	48,423
500	Kanamoto Co. Ltd.	12,172
1,500	Kandenko Co. Ltd.†	41,140
2,000	Kaneka Corp.†	56,909
4,100	Kanematsu Corp.	86,389
4,100	Kansai Electric Power Co., Inc.	58,734
4,700	Kansai Paint Co. Ltd.†	76,641
1,500	Kao Corp.	65,433
1,800	Katitas Co. Ltd.†	34,117
800	Kato Sangyo Co. Ltd.	31,538
900	Kawasaki Heavy Industries Ltd.†	59,458
28,400	KDDI Corp.	453,313

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Japan (Continued)
1,800	Keihan Holdings Co. Ltd.	$40,897
2,300	Keikyu Corp.†	23,344
700	Keio Corp.	18,105
1,800	Keisei Electric Railway Co. Ltd.†	16,693
900	Kewpie Corp.	24,581
400	Keyence Corp.	149,251
3,300	Kikkoman Corp.†	28,005
1,500	Kintetsu Group Holdings Co. Ltd.†	31,271
5,200	Kirin Holdings Co. Ltd.	76,215
1,700	Kiyo Bank Ltd.†	33,751
1,300	Kobe Bussan Co. Ltd.	35,725
4,600	Kobe Steel Ltd.†	54,388
1,800	Koito Manufacturing Co. Ltd.	27,289
1,100	Kokusai Electric Corp.	31,233
11,600	Kokuyo Co. Ltd.	69,105
8,600	Komatsu Ltd.	300,071
900	KOMEDA Holdings Co. Ltd.	18,927
1,900	Komeri Co. Ltd.†	42,398
600	Konami Group Corp.	86,621
21,400	Konica Minolta, Inc.	76,420
1,200	Konoike Transport Co. Ltd.	26,615
500	Kose Corp.	20,046
3,800	Kotobuki Spirits Co. Ltd.	46,638
7,800	Kubota Corp.	98,261
3,600	Kumagai Gumi Co. Ltd.†	30,526
500	Kura Sushi, Inc.†	11,495
4,700	Kuraray Co. Ltd.	54,140
1,200	Kureha Corp.†	30,997
800	Kurita Water Industries Ltd.	27,313
1,700	Kusuri No. Aoki Holdings Co. Ltd.	46,039
1,300	KYB Corp.†	34,503
2,500	Kyoritsu Maintenance Co. Ltd.†	54,012
2,400	Kyoto Financial Group, Inc.	51,056
1,800	Kyowa Kirin Co. Ltd.	27,976
600	Kyudenko Corp.	29,025
3,100	Kyushu Electric Power Co., Inc.†	31,014
9,600	Kyushu Financial Group, Inc.	59,131
1,200	Kyushu Railway Co.	31,800
600	Lasertec Corp.	82,382
5,600	Leopalace21 Corp.	27,037
2,100	Life Corp.	35,884
2,200	Lintec Corp.	54,150
3,100	Lion Corp.	32,376
3,000	Lixil Corp.†	36,921
8,500	LY Corp.	27,365
2,200	M3, Inc.	35,495
3,100	Mabuchi Motor Co. Ltd.	54,292
7,000	Macnica Holdings, Inc.	97,177
600	Makino Milling Machine Co. Ltd.	46,496
900	Makita Corp.	29,248
2,300	Mani, Inc.	19,791
2,200	Marubeni Corp.	55,013
2,000	Maruha Nichiro Corp.	46,401
2,000	Marui Group Co. Ltd.†	42,925

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Japan (Continued)
100	Maruwa Co. Ltd.	$26,169
4,100	Matsui Securities Co. Ltd.†	21,292
3,020	MatsukiyoCocokara & Co.	61,345
200	Matsuyafoods Holdings Co. Ltd.	8,114
1,000	Max Co. Ltd.	38,138
5,700	Mazda Motor Corp.†	41,665
500	McDonald's Holdings Co. Japan Ltd.	20,996
9,000	Mebuki Financial Group, Inc.	57,584
1,600	Medipal Holdings Corp.	27,573
900	Medley, Inc.†, *	14,819
2,400	Megmilk Snow Brand Co. Ltd.	48,054
1,700	Meidensha Corp.	67,708
2,100	MEIJI Holdings Co. Ltd.	43,538
900	Meiko Electronics Co. Ltd.	59,824
2,600	MEITEC Group Holdings, Inc.	56,119
2,200	Mercari, Inc.*	33,859
1,000	Micronics Japan Co. Ltd.	39,761
3,500	Minebea Mitsumi, Inc.†	66,019
3,400	Mirait One Corp.	66,329
2,100	MISUMI Group, Inc.	32,753
1,000	Mitani Corp.	14,511
15,500	Mitsubishi Chemical Group Corp.	89,226
7,300	Mitsubishi Corp.	174,300
6,900	Mitsubishi Electric Corp.	177,440
3,300	Mitsubishi Estate Co. Ltd.	75,937
1,500	Mitsubishi Gas Chemical Co., Inc.	26,803
7,100	Mitsubishi Heavy Industries Ltd.	186,232
800	Mitsubishi Logisnext Co. Ltd.†	9,818
4,100	Mitsubishi Logistics Corp.	33,616
3,900	Mitsubishi Materials Corp.†	73,261
16,900	Mitsubishi Motors Corp.†	45,940
38,500	Mitsubishi UFJ Financial Group, Inc.	623,248
1,700	Mitsui Chemicals, Inc.	42,556
4,400	Mitsui E&S Co. Ltd.†	133,144
6,700	Mitsui Fudosan Co. Ltd.	73,078
1,200	Mitsui Mining & Smelting Co. Ltd.†	93,356
2,400	Mitsui-Soko Holdings Co. Ltd.†	67,106
2,500	Miura Co. Ltd.	49,185
10,390	Mizuho Financial Group, Inc.	350,443
2,100	Mizuno Corp.†	37,929
900	Monogatari Corp.	25,986
2,900	MonotaRO Co. Ltd.	42,279
2,600	Morinaga & Co. Ltd.	46,054
3,100	Morinaga Milk Industry Co. Ltd.†	72,613
6,500	MS&AD Insurance Group Holdings, Inc.	147,507
5,900	Murata Manufacturing Co. Ltd.	112,327
1,500	Musashi Seimitsu Industry Co. Ltd.†	34,993
2,800	Nabtesco Corp.	63,409
3,400	Nagase & Co. Ltd.	73,617
4,900	Nagoya Railroad Co. Ltd.	58,564
2,500	Nakanishi, Inc.	34,622
1,800	Namura Shipbuilding Co. Ltd.†	41,566
2,700	Nankai Electric Railway Co. Ltd.	50,938
4,400	NEC Corp.	140,999

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Japan (Continued)
1,300	Nexon Co. Ltd.	$28,543
3,900	NGK Insulators Ltd.	65,389
1,000	NH Foods Ltd.	39,652
5,400	NHK Spring Co. Ltd.	81,282
1,500	Nichias Corp.	56,375
6,000	Nichirei Corp.	70,433
4,300	NIDEC Corp.	76,573
1,900	Nifco, Inc.	57,430
10,300	Nihon M&A Center Holdings, Inc.	52,606
1,200	Nikkon Holdings Co. Ltd.†	27,686
4,500	Nikon Corp.†	52,490
700	Nintendo Co. Ltd.	60,611
1,900	Nippn Corp.	29,781
3,300	Nippon Electric Glass Co. Ltd.	108,360
4,800	Nippon Express Holdings, Inc.	109,090
3,500	Nippon Gas Co. Ltd.	65,510
5,700	Nippon Kayaku Co. Ltd.	53,556
6,200	Nippon Paint Holdings Co. Ltd.	42,344
1,300	Nippon Sanso Holdings Corp.	46,124
2,600	Nippon Shinyaku Co. Ltd.	58,598
4,500	Nippon Shokubai Co. Ltd.	55,503
1,800	Nippon Soda Co. Ltd.†	41,992
33,000	Nippon Steel Corp.†	136,008
8,500	Nipro Corp.	86,532
4,800	Nishi-Nippon Financial Holdings, Inc.	81,469
2,400	Nishi-Nippon Railroad Co. Ltd.	37,935
1,000	Nishimatsu Construction Co. Ltd.	35,446
800	Nishimatsuya Chain Co. Ltd.	11,571
1,800	Nissan Chemical Corp.	65,362
12,700	Nissan Motor Co. Ltd.†, *	31,242
800	Nisshin Oillio Group Ltd.	28,130
1,400	Nisshin Seifun Group, Inc.	17,192
7,800	Nisshinbo Holdings, Inc.	60,049
1,800	Nissin Foods Holdings Co. Ltd.†	33,910
16,100	Nissui Corp.	113,495
2,000	Niterra Co. Ltd.	77,276
2,000	Nitori Holdings Co. Ltd.	38,591
400	Nitto Boseki Co. Ltd.†	17,852
5,900	Nitto Denko Corp.	140,314
700	Nitto Kogyo Corp.†	17,135
300	Noevir Holdings Co. Ltd.†	9,058
2,100	NOF Corp.	36,736
4,500	Nojima Corp.	123,390
16,900	Nomura Holdings, Inc.	124,049
7,500	Nomura Real Estate Holdings, Inc.	47,880
2,200	Nomura Research Institute Ltd.	84,394
14,600	North Pacific Bank Ltd.	73,748
2,000	NSD Co. Ltd.	47,037
9,700	NSK Ltd.†	50,138
10,100	NTN Corp.†	23,248
104,100	NTT, Inc.	108,897
3,100	Obayashi Corp.	50,917
1,000	Obic Co. Ltd.	34,851
2,100	Odakyu Electric Railway Co. Ltd.	23,636

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Japan (Continued)
900	Ohsho Food Service Corp.	$22,518
7,400	Oji Holdings Corp.	40,481
2,700	Okamura Corp.	42,868
4,600	Okasan Securities Group, Inc.†	21,276
2,000	Okinawa Cellular Telephone Co.	35,325
2,200	OKUMA Corp.†	50,282
1,400	Okumura Corp.†	44,778
4,700	Olympus Corp.	59,463
1,200	Omron Corp.†	33,026
1,800	Ono Pharmaceutical Co. Ltd.†	20,728
900	Open House Group Co. Ltd.	46,587
3,300	Open Up Group, Inc.	40,523
300	Oracle Corp.	30,632
400	Organo Corp.	30,672
3,300	Oriental Land Co. Ltd.	79,596
2,100	Osaka Gas Co. Ltd.	60,905
2,900	OSG Corp.	41,592
1,400	Otsuka Corp.	29,234
2,100	Otsuka Holdings Co. Ltd.	111,600
1,600	PAL GROUP Holdings Co. Ltd.	27,156
1,200	PALTAC Corp.	37,578
12,500	Pan Pacific International Holdings Corp.	82,412
16,800	Panasonic Holdings Corp.	182,899
700	Paramount Bed Holdings Co. Ltd.	17,182
4,400	Park24 Co. Ltd.	56,233
12,800	Penta-Ocean Construction Co. Ltd.	100,922
2,400	PeptiDream, Inc.†, *	25,520
26,000	Persol Holdings Co. Ltd.	47,417
1,100	PHC Holdings Corp.	7,282
4,400	Pigeon Corp.	52,796
1,200	Pilot Corp.	38,949
700	Raito Kogyo Co. Ltd.	15,265
2,600	Rakus Co. Ltd.	23,875
700	Rakuten Bank Ltd.*	39,141
4,200	Rakuten Group, Inc.*	27,262
7,900	Recruit Holdings Co. Ltd.	425,383
4,200	Relo Group, Inc.	50,681
8,800	Renesas Electronics Corp.	101,517
10,700	Rengo Co. Ltd.†	67,643
7,900	Resona Holdings, Inc.	80,691
2,800	Resonac Holdings Corp.	95,066
5,200	Resorttrust, Inc.	66,035
6,400	Ricoh Co. Ltd.†	56,541
1,200	Rinnai Corp.	28,449
2,800	Rohm Co. Ltd.†	41,881
1,500	Rohto Pharmaceutical Co. Ltd.	25,221
3,000	Rorze Corp.	45,106
2,600	Round One Corp.	22,979
1,000	Royal Holdings Co. Ltd.†	18,508
4,200	Ryohin Keikaku Co. Ltd.	83,639
1,164	Ryoyo Ryosan Holdings, Inc.	23,495
1,100	Saizeriya Co. Ltd.	37,042
1,100	Sakata Seed Corp.	27,112
600	San-A Co. Ltd.	11,299

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Japan (Continued)
5,700	San-In Godo Bank Ltd.†	$53,074
1,800	Sangetsu Corp.	37,793
1,300	Sanken Electric Co. Ltd.†, *	63,205
900	Sanki Engineering Co. Ltd.†	30,003
3,000	Sankyo Co. Ltd.	52,166
1,300	Sankyu, Inc.	71,204
1,300	Sanrio Co. Ltd.†	61,104
3,600	Santen Pharmaceutical Co. Ltd.	39,911
1,600	Sanwa Holdings Corp.	45,830
600	Sapporo Holdings Ltd.	29,987
4,800	Sawai Group Holdings Co. Ltd.†	65,061
1,700	SBI Holdings, Inc.	73,985
600	SCREEN Holdings Co. Ltd.†	54,610
1,600	SCSK Corp.	47,918
2,200	Secom Co. Ltd.	80,705
300	Sega Sammy Holdings, Inc.	6,321
1,900	Seibu Holdings, Inc.	68,774
2,400	Seiko Epson Corp.	30,802
1,400	Seiko Group Corp.	61,913
1,200	Seino Holdings Co. Ltd.†	17,689
1,700	Seiren Co. Ltd.	35,061
2,700	Sekisui Chemical Co. Ltd.	50,299
3,200	Sekisui House Ltd.	72,857
6,200	Senko Group Holdings Co. Ltd.	85,274
1,700	Seria Co. Ltd.	35,693
23,200	Seven & i Holdings Co. Ltd.	312,345
22,100	Seven Bank Ltd.†	43,666
3,200	SG Holdings Co. Ltd.†	33,085
1,200	Sharp Corp.*	6,734
2,900	SHIFT, Inc.*	24,512
1,900	Shiga Bank Ltd.†	87,108
4,500	Shikoku Electric Power Co., Inc.	40,014
1,700	Shimadzu Corp.	42,935
200	Shimano, Inc.	22,450
3,500	Shimizu Corp.	49,216
9,900	Shin-Etsu Chemical Co. Ltd.	324,879
1,700	Shionogi & Co. Ltd.	29,790
3,700	Ship Healthcare Holdings, Inc.	57,094
1,200	Shiseido Co. Ltd.	20,505
2,500	Shizuoka Financial Group, Inc.	34,343
1,300	SHO-BOND Holdings Co. Ltd.	42,775
1,400	Simplex Holdings, Inc.	41,133
400	Sinfonia Technology Co. Ltd.	24,668
7,900	SKY Perfect JSAT Holdings, Inc.	74,521
2,300	Skylark Holdings Co. Ltd.	47,575
100	SMC Corp.	30,720
2,800	Socionext, Inc.†	52,825
151,000	SoftBank Corp.	222,286
1,160	Sojitz Corp.†	30,717
4,300	Sompo Holdings, Inc.	133,026
57,500	Sony Financial Group, Inc.*	63,766
57,500	Sony Group Corp.	1,655,966
3,000	Sotetsu Holdings, Inc.	54,062
300	Square Enix Holdings Co. Ltd.	6,455

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Japan (Continued)
1,900	Starts Corp., Inc.	$65,267
8,400	Subaru Corp.	172,107
1,200	Sugi Holdings Co. Ltd.	28,936
13,300	SUMCO Corp.	141,827
2,000	Sumitomo Bakelite Co. Ltd.	67,120
10,600	Sumitomo Chemical Co. Ltd.	33,409
4,300	Sumitomo Corp.	124,681
7,200	Sumitomo Electric Industries Ltd.	205,360
4,800	Sumitomo Forestry Co. Ltd.	57,174
3,600	Sumitomo Heavy Industries Ltd.	86,711
16,800	Sumitomo Mitsui Financial Group, Inc.	474,401
3,800	Sumitomo Mitsui Trust Group, Inc.	110,466
800	Sumitomo Osaka Cement Co. Ltd.†	21,043
2,100	Sumitomo Realty & Development Co. Ltd.	92,756
2,400	Sumitomo Riko Co. Ltd.	35,801
2,800	Sumitomo Rubber Industries Ltd.	34,052
700	Sundrug Co. Ltd.	20,529
800	Suntory Beverage & Food Ltd.	25,019
6,300	Suruga Bank Ltd.	65,733
1,600	Suzuken Co. Ltd.	62,935
12,700	Suzuki Motor Corp.	185,538
1,200	SWCC Corp.	63,049
3,900	Sysmex Corp.	48,115
6,800	Systena Corp.	24,370
3,400	T&D Holdings, Inc.	83,273
1,800	Taiheiyo Cement Corp.	46,800
800	Taikisha Ltd.	15,461
600	Taisei Corp.	41,262
1,700	Taiyo Holdings Co. Ltd.	92,883
5,500	Taiyo Yuden Co. Ltd.†	123,102
6,200	Takara Holdings, Inc.	73,179
600	Takasago Thermal Engineering Co. Ltd.	16,704
7,200	Takashimaya Co. Ltd.†	82,524
11,800	Takeda Pharmaceutical Co. Ltd.	344,301
1,500	Takeuchi Manufacturing Co. Ltd.	52,541
700	Takuma Co. Ltd.†	10,622
4,000	Tamron Co. Ltd.	27,995
13,000	TDK Corp.	188,866
8,400	Teijin Ltd.†	71,484
2,500	Terumo Corp.	41,299
800	THK Co. Ltd.	22,136
1,200	TIS, Inc.	39,631
700	TKC Corp.	20,022
3,100	Toagosei Co. Ltd.	31,611
1,500	Tobu Railway Co. Ltd.	26,788
9,400	Toda Corp.	64,834
400	Toho Co. Ltd.	25,696
1,500	Toho Gas Co. Ltd.†	46,232
1,200	Toho Holdings Co. Ltd.†	44,305
3,300	Tohoku Electric Power Co., Inc.†	24,011
9,700	Tokai Carbon Co. Ltd.	67,592
1,600	TOKAI Holdings Corp.†	11,263
3,000	Tokai Rika Co. Ltd.	54,306
13,700	Tokio Marine Holdings, Inc.	580,757

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Japan (Continued)
3,100	Tokuyama Corp.†	$77,036
6,100	Tokyo Electric Power Co. Holdings, Inc.*	28,635
2,700	Tokyo Electron Ltd.	481,266
1,400	Tokyo Gas Co. Ltd.	49,833
1,400	Tokyo Kiraboshi Financial Group, Inc.	68,350
700	Tokyo Ohka Kogyo Co. Ltd.	22,948
1,300	Tokyo Seimitsu Co. Ltd.	88,390
2,000	Tokyo Steel Manufacturing Co. Ltd.†	19,718
2,700	Tokyo Tatemono Co. Ltd.	54,142
3,000	Tokyu Corp.†	36,596
9,700	Tokyu Fudosan Holdings Corp.	80,350
1,500	Tomy Co. Ltd.	32,458
9,400	Toray Industries, Inc.	60,086
500	Toridoll Holdings Corp.†	16,236
1,300	Toshiba TEC Corp.	26,636
3,600	Tosoh Corp.	53,300
400	Totetsu Kogyo Co. Ltd.	11,698
1,000	TOTO Ltd.	26,331
700	Towa Pharmaceutical Co. Ltd.†	13,973
1,000	Toyo Seikan Group Holdings Ltd.†	22,822
500	Toyo Suisan Kaisha Ltd.	35,754
2,500	Toyo Tire Corp.	66,454
3,700	Toyoda Gosei Co. Ltd.	92,122
2,400	Toyota Boshoku Corp.	39,834
50,100	Toyota Motor Corp.	965,344
5,400	Toyota Tsusho Corp.	149,784
500	Transcosmos, Inc.	12,476
900	Trend Micro, Inc.	49,295
3,900	Tsubakimoto Chain Co.	56,673
2,000	Tsumura & Co.	48,970
2,500	Tsuruha Holdings, Inc.	40,023
2,400	U-Next Holdings Co. Ltd.	35,022
6,800	UACJ Corp.†	73,893
4,000	UBE Corp.†	61,778
1,600	Ulvac, Inc.	69,773
5,800	Unicharm Corp.	37,627
3,700	Ushio, Inc.	58,283
3,800	USS Co. Ltd.	43,618
1,000	Valor Holdings Co. Ltd.	19,664
400	Visional, Inc.*	30,591
1,600	Wacoal Holdings Corp.†	60,977
1,500	Welcia Holdings Co. Ltd.	27,386
2,400	West Japan Railway Co.	52,630
400	Workman Co. Ltd.	16,878
1,100	Yakult Honsha Co. Ltd.†	17,937
16,700	Yamada Holdings Co. Ltd.	54,814
2,200	Yamaguchi Financial Group, Inc.	26,815
2,700	Yamaha Corp.†	17,967
11,400	Yamaha Motor Co. Ltd.	85,566
2,000	Yamato Holdings Co. Ltd.†	31,998
1,500	Yamazaki Baking Co. Ltd.	33,391
1,600	Yamazen Corp.	15,104
400	Yaoko Co. Ltd.*, §	25,916
1,200	Yaskawa Electric Corp.	25,617

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Japan (Continued)
2,100	Yokogawa Electric Corp.	$60,422
1,600	Yokohama Rubber Co. Ltd.	59,343
2,000	Yonex Co. Ltd.	51,256
1,700	Yoshinoya Holdings Co. Ltd.†	34,601
1,300	Yurtec Corp.	23,708
900	Zensho Holdings Co. Ltd.	58,862
6,200	Zeon Corp.†	69,029
3,000	ZOZO, Inc.	27,589
		40,161,737
	Netherlands—2.4%
4,092	Aalberts NV	134,518
3,361	ABN AMRO Bank NV, CVA#	107,528
52	Adyen NV*, #	83,334
8,208	Aegon Ltd.	65,837
5,954	Aegon Ltd., Registered	47,573
4,532	Akzo Nobel NV	322,440
13,946	Allfunds Group PLC	103,889
1,768	Arcadis NV	89,049
2,831	ArcelorMittal SA	101,640
294	ASM International NV	176,313
1,963	ASML Holding NV	1,908,490
118	ASML Holding NV, Registered	114,235
2,907	ASR Nederland NV	197,201
976	BE Semiconductor Industries NV	145,354
1,433	Coca-Cola Europacific Partners PLC	129,714
2,885	CTP NV#	64,220
98	HAL Trust	15,579
1,514	Heineken NV	118,062
1,715	IMCD NV	177,188
13,780	ING Groep NV	357,139
5,180	InPost SA*	63,553
1,082	JDE Peet's NV	39,634
4,524	Just Eat Takeaway.com NV*, #	107,237
8,062	Koninklijke Ahold Delhaize NV	326,076
50,841	Koninklijke KPN NV	243,953
3,061	Koninklijke Philips NV	82,800
1,815	Koninklijke Philips NV, Registered†	49,477
2,715	Koninklijke Vopak NV	124,442
3,146	NN Group NV	221,244
2,899	Prosus NV	204,010
3,308	Randstad NV	140,476
6,164	SBM Offshore NV	157,474
5,242	Universal Music Group NV	151,151
1,919	Wolters Kluwer NV	261,686
		6,632,516
	New Zealand—0.2%
5,589	a2 Milk Co. Ltd.	32,240
103,494	Air New Zealand Ltd.	35,700
7,342	Auckland International Airport Ltd.	33,541
7,155	Chorus Ltd.	39,656
3,858	Contact Energy Ltd.	20,354
1,306	EBOS Group Ltd.	22,548

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	New Zealand (Continued)
2,584	Fisher & Paykel Healthcare Corp. Ltd.	$55,504
14,716	Fletcher Building Ltd.*	28,751
5,325	Freightways Group Ltd.	42,294
24,486	Genesis Energy Ltd.	33,360
2,216	Infratil Ltd.	15,866
647	Mainfreight Ltd.	23,594
6,099	Mercury NZ Ltd.	23,620
6,314	Meridian Energy Ltd.	20,389
1,991	Port of Tauranga Ltd.†	8,646
17,407	Ryman Healthcare Ltd.*	26,138
18,846	Spark New Zealand Ltd.	25,785
6,946	Summerset Group Holdings Ltd.	43,008
		530,994
	Norway—0.5%
1,014	AF Gruppen ASA	17,090
204	Aker ASA, Class A	16,006
4,007	Aker BP ASA	101,625
11,626	Aker Solutions ASA	34,856
1,456	Atea ASA	20,980
69	Austevoll Seafood ASA	657
28	Bakkafrost P/F	1,283
687	Bluenord ASA	31,116
480	Bonheur ASA	10,822
1,580	Borregaard ASA	30,747
1,420	BW LPG Ltd.#	20,305
540	Cadeler AS, ADR*	11,151
3,512	DNB Bank ASA	95,546
12,792	DNO ASA	19,676
1,188	DOF Group ASA	11,684
6,672	Elkem ASA#	17,583
5,641	Elopak ASA	25,945
745	Entra ASA*, #	8,884
8,783	Equinor ASA	214,216
4,440	Europris ASA#	45,025
357	FLEX LNG Ltd.*	8,996
672	Frontline PLC	15,353
170	Gjensidige Forsikring ASA	4,984
3,883	Hafnia Ltd.	23,392
6,371	Hexagon Composites ASA*	6,946
2,783	Hoegh Autoliners ASA	29,839
4,683	Kitron ASA	27,358
1,263	Kongsberg Gruppen ASA	40,366
1,019	Mowi ASA	21,525
1,107	Norbit ASA	20,433
864	Nordic Semiconductor ASA*	13,229
3,224	Norsk Hydro ASA	21,839
23,135	Norwegian Air Shuttle ASA	36,872
2,969	Odfjell Drilling Ltd.	23,087
1,567	Odfjell SE, Class A	19,282
264	Orkla ASA	2,757
468	Protector Forsikring ASA	23,026
4,491	Scatec ASA*, #	44,215
638	Sparebank 1 Oestlandet	12,034

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Norway (Continued)
813	SpareBank 1 Sor-Norge ASA	$14,485
4,328	Storebrand ASA	66,007
2,103	Subsea 7 SA	43,411
3,478	Telenor ASA	57,644
6,835	TGS ASA	50,614
373	TOMRA Systems ASA	5,569
5,444	Var Energi ASA	18,166
2,043	Veidekke ASA	32,346
160	Vend Marketplaces ASA, Class B	5,377
2,083	Wallenius Wilhelmsen ASA	18,514
642	Yara International ASA	23,455
		1,466,318
	Portugal—0.1%
110,980	Banco Comercial Portugues SA, Class R	98,139
1,880	EDP Renovaveis SA	24,721
14,431	EDP SA	68,398
6,461	Galp Energia SGPS SA	122,127
1,457	Jeronimo Martins SGPS SA	35,409
		348,794
	Singapore—0.7%
6,300	City Developments Ltd.	33,797
11,574	DBS Group Holdings Ltd.	458,940
15,900	DFI Retail Group Holdings Ltd.	51,834
56,500	Genting Singapore Ltd.	32,193
118,900	Golden Agri-Resources Ltd.	27,191
7,200	Hongkong Land Holdings Ltd.	45,576
7,500	Keppel Ltd.	51,862
57,200	Netlink NBN Trust	42,126
36,200	Olam Group Ltd.	27,782
16,439	Oversea-Chinese Banking Corp. Ltd.	209,510
28,523	SATS Ltd.	74,959
58,226	Seatrium Ltd.	106,977
10,100	Sembcorp Industries Ltd.	47,135
7,100	SIA Engineering Co. Ltd.	19,484
14,199	Singapore Airlines Ltd.†	71,768
7,100	Singapore Exchange Ltd.	90,983
13,200	Singapore Technologies Engineering Ltd.	88,106
9,300	Singapore Telecommunications Ltd.	29,776
10,200	United Overseas Bank Ltd.	273,434
7,000	UOL Group Ltd.	42,381
6,900	Venture Corp. Ltd.	74,566
15,300	Wilmar International Ltd.	33,804
23,500	Yangzijiang Shipbuilding Holdings Ltd.	61,394
		1,995,578
	Spain—1.8%
999	Acciona SA†	200,445
2,254	ACS Actividades de Construccion y Servicios SA	179,949
3,860	Aena SME SA#	105,456
3,571	Amadeus IT Group SA	282,996
36,165	Banco Bilbao Vizcaya Argentaria SA	693,789
9,155	Banco Bilbao Vizcaya Argentaria SA, ADR	176,234

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Spain (Continued)
65,963	Banco de Sabadell SA	$255,565
71,052	Banco Santander SA	740,257
5,213	Bankinter SA	82,043
25,292	CaixaBank SA	265,643
1,311	Cellnex Telecom SA#	45,390
765	CIE Automotive SA	23,891
1,292	Corp. ACCIONA Energias Renovables SA†	33,432
5,378	Enagas SA	84,040
2,506	Endesa SA	80,056
4,660	Ercros SA*	14,772
1,363	Ferrovial SE	78,059
2,889	Fluidra SA	78,216
7,914	Grifols SA	114,517
1,450	Grupo Catalana Occidente SA	83,246
11,839	Iberdrola SA	223,853
2,830	Indra Sistemas SA†	126,590
4,919	Industria de Diseno Textil SA	271,259
1,890	Logista Integral SA	64,128
14,645	Mapfre SA	69,292
1,120	Naturgy Energy Group SA	34,793
6,510	Redeia Corp. SA	125,652
5,700	Repsol SA	100,816
44,676	Telefonica SA†	230,683
42,183	Unicaja Banco SA#	115,393
		4,980,455
	Sweden—1.8%
984	AAK AB	25,566
1,763	AddLife AB, Class B	33,221
3,120	AddNode Group AB	34,798
1,249	AddTech AB, Class B	40,491
3,560	AFRY AB	61,184
1,239	Alfa Laval AB	56,380
1,255	Alimak Group AB#	20,636
6,385	Alleima AB	48,323
1,172	AQ Group AB	22,396
1,404	Asmodee Group AB, Class B*	17,971
3,136	Assa Abloy AB, Class B	108,793
13,066	Atlas Copco AB, Class A	220,533
7,880	Atlas Copco AB, Class B	117,977
4,050	Atrium Ljungberg AB, Class B†	13,622
1,217	Avanza Bank Holding AB	45,128
294	Axfood AB†	9,122
818	Beijer Alma AB	21,418
1,530	Beijer Ref AB	23,833
4,838	Betsson AB, Class B	79,808
4,166	Billerud Aktiebolag	37,392
1,495	BioGaia AB, Class B	17,023
1,975	Boliden AB*	80,285
852	BoneSupport Holding AB*, #	26,408
8,308	Bravida Holding AB#	80,967
3,350	Bufab AB	31,442
680	Castellum AB†	7,678
447	Catena AB	20,322

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Sweden (Continued)
1,100	Clas Ohlson AB, Class B	$43,185
11,207	Dometic Group AB#	58,449
1,963	Dynavox Group AB*	23,833
4,459	Electrolux AB, Class B†, *	24,288
4,995	Electrolux Professional AB, Class B	32,153
9,901	Elekta AB, Class B	49,955
1,404	Embracer Group AB†, *	15,540
3,115	Epiroc AB, Class A	65,646
1,782	Epiroc AB, Class B	33,579
3,217	Essity AB, Class B	83,992
641	Evolution AB#	52,659
1,567	Fabege AB†	13,241
4,532	Fastighets AB Balder, Class B*	32,417
1,712	FastPartner AB, Class A	9,220
1,600	Getinge AB, Class B	34,415
4,010	Granges AB	49,750
3,509	H & M Hennes & Mauritz AB, Class B†	65,320
888	Hemnet Group AB	22,336
3,499	Hexagon AB, Class B	41,589
3,325	Hexpol AB	29,809
557	Holmen AB, Class B	21,145
298	Hufvudstaden AB, Class A	4,014
5,315	Husqvarna AB, Class B	28,307
1,077	Indutrade AB	24,687
3,881	International Petroleum Corp.*	64,722
884	INVISIO AB	29,578
1,748	Lagercrantz Group AB, Class B	37,580
977	Lifco AB, Class B	32,980
2,222	Lindab International AB†	46,779
1,250	Loomis AB	53,323
1,134	Medicover AB, Class B	31,198
2,586	Modern Times Group MTG AB, Class B*	30,270
208	Munters Group AB#	2,472
1,084	Mycronic AB	24,750
4,443	NCC AB, Class B	102,033
3,693	New Wave Group AB, Class B	43,111
5,005	Nibe Industrier AB, Class B	19,692
7,632	Nolato AB, Class B	47,749
931	Nordnet AB publ	26,997
590	NP3 Fastigheter AB	15,762
2,738	Nyfosa AB	23,863
1,014	OEM International AB, Class B	15,402
4,892	Peab AB, Class B	39,752
5,424	Ratos AB, Class B	21,236
686	RaySearch Laboratories AB†	18,363
863	Saab AB, Class B†	52,663
1,598	Sagax AB, Class B	33,320
5,237	Sandvik AB	145,633
6,187	Scandic Hotels Group AB#	58,424
1,030	Sectra AB, Class B	34,157
2,362	Securitas AB, Class B	35,526
10,286	Sinch AB*, #	33,072
6,901	Skandinaviska Enskilda Banken AB, Class A	134,803
2,462	Skanska AB, Class B	63,783

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Sweden (Continued)
426	SKF AB, Class A	$10,634
2,466	SKF AB, Class B	61,084
2,200	SkiStar AB†	36,805
4,349	SSAB AB, Class A	25,989
3,835	SSAB AB, Class B	22,242
43,452	Storskogen Group AB, Class B	44,253
3,118	Svenska Cellulosa AB SCA, Class B	41,184
6,847	Svenska Handelsbanken AB, Class A†	89,020
1,660	Sweco AB, Class B	27,648
4,536	Swedbank AB, Class A	136,450
339	Swedish Orphan Biovitrum AB*	10,327
3,908	Systemair AB	32,503
6,025	Tele2 AB, Class B	102,748
1,292	Telefonaktiebolaget LM Ericsson, Class A	10,677
23,805	Telefonaktiebolaget LM Ericsson, Class B†	196,824
19,797	Telia Co. AB	75,471
1,057	Thule Group AB#	25,891
836	Trelleborg AB, Class B	31,124
6,750	Truecaller AB, Class B	29,741
1,264	Vitec Software Group AB, Class B	44,495
2,608	Vitrolife AB	35,930
2,412	Volvo AB, Class A	69,072
14,602	Volvo AB, Class B	418,002
7,017	Volvo Car AB, Class B†, *	14,389
1,622	Wallenstam AB, Class B†	7,522
2,008	Wihlborgs Fastigheter AB	19,633
		5,100,897
	Switzerland—5.3%
4,614	ABB Ltd., Registered	332,233
3,239	Accelleron Industries AG	272,409
4,541	Adecco Group AG, Registered	127,208
2,917	Alcon AG	217,149
200	Alcon AG†	14,902
583	Allreal Holding AG, Registered	136,513
275	ALSO Holding AG, Registered	83,255
3,040	Amrize Ltd.*	146,606
4,373	Avolta AG	236,545
1,195	Baloise Holding AG, Registered	294,828
930	Banque Cantonale Vaudoise, Registered	109,700
36	Barry Callebaut AG, Registered†	49,293
92	Belimo Holding AG, Registered	96,097
409	BKW AG	87,292
262	Bucher Industries AG, Registered	124,080
1,017	Cembra Money Bank AG	116,833
1	Chocoladefabriken Lindt & Spruengli AG, Registered	150,242
2,187	Cie Financiere Richemont SA, Registered Class A	416,493
8,240	Clariant AG, Registered	76,081
1,324	DKSH Holding AG	89,481
117	dormakaba Holding AG	107,292
743	DSM-Firmenich AG	63,261
3,335	EFG International AG	67,785
73	Emmi AG, Registered	63,000
44	EMS-Chemie Holding AG, Registered	31,091

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Switzerland (Continued)
782	Flughafen Zurich AG, Registered	$238,318
1,950	Galenica AG#	211,890
276	Geberit AG, Registered	207,056
2,324	Georg Fischer AG, Registered	180,858
24	Givaudan SA, Registered	97,441
526	Helvetia Holding AG, Registered	128,650
3,040	Holcim AG	257,162
1,418	Julius Baer Group Ltd.	97,900
194	Kuehne & Nagel International AG, Registered	36,105
863	Logitech International SA, Registered	94,336
311	Lonza Group AG, Registered	205,966
547	Luzerner Kantonalbank AG, Registered	54,971
103	Medacta Group SA#	18,865
15,318	Nestle SA, Registered	1,406,051
4,061	Novartis AG, ADR	520,783
9,049	Novartis AG, Registered	1,138,102
130	Partners Group Holding AG	168,777
1,116	PSP Swiss Property AG, Registered	191,643
4,149	Roche Holding AG	1,354,595
217	Roche Holding AG, Bearer Shares	74,201
3,418	Sandoz Group AG	202,534
486	Sandoz Group AG, ADR	28,980
107	Schindler Holding AG, Registered	38,509
666	SFS Group AG	89,352
1,229	SGS SA, Registered	127,339
1,260	Siegfried Holding AG, Registered	125,517
11,472	SIG Group AG	118,243
586	Sika AG, Registered	130,369
796	Softwareone Holding AG	8,184
297	Sonova Holding AG, Registered	80,812
90	St. Galler Kantonalbank AG, Registered	57,320
6	Stadler Rail AG	146
280	Straumann Holding AG, Registered	29,862
844	Sulzer AG, Registered	142,920
392	Sunrise Communications AG, Class A	23,123
777	Swatch Group AG, Bearer Shares	145,874
854	Swatch Group AG, Registered†	32,613
208	Swiss Life Holding AG, Registered	223,560
2,347	Swiss Prime Site AG, Registered	328,147
2,020	Swiss Re AG	373,144
339	Swisscom AG, Registered	245,930
478	Swissquote Group Holding SA, Registered	333,558
1,526	Temenos AG, Registered	123,069
461	UBS Group AG, Registered*	18,901
13,387	UBS Group AG, Registered	546,714
256	VAT Group AG#	101,107
1,108	Vontobel Holding AG, Registered	83,373
49	Ypsomed Holding AG, Registered	19,236
4	Zuger Kantonalbank, Bearer Shares	43,716

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Switzerland (Continued)
715	Zurich Insurance Group AG	$508,911
		14,524,402
	United Kingdom—8.2%
2,058	Admiral Group PLC	92,777
22,122	Airtel Africa PLC#	72,595
9,670	AJ Bell PLC	70,423
5,812	Anglo American PLC	217,691
1,452	Antofagasta PLC	53,721
4,716	Ashtead Group PLC	314,907
1,588	Associated British Foods PLC	43,803
5,866	AstraZeneca PLC	882,168
2,628	AstraZeneca PLC, ADR	201,620
7,793	Auto Trader Group PLC#	82,610
26,130	Aviva PLC	241,005
20,385	B&M European Value Retail SA	71,747
9,780	Babcock International Group PLC	174,937
9,767	BAE Systems PLC	270,463
13,907	Balfour Beatty PLC	121,012
63,460	Barclays PLC	323,978
30,800	Barratt Redrow PLC	161,508
13,799	Beazley PLC	168,324
3,399	Bellway PLC	112,180
2,696	Berkeley Group Holdings PLC	139,088
126,772	BP PLC	725,885
5,028	Bridgepoint Group PLC†, #	20,625
10,689	British American Tobacco PLC	567,406
90,208	BT Group PLC	231,905
1,635	Bunzl PLC	51,586
8,926	Burberry Group PLC*	140,213
6,270	Canal & SA	20,660
510	Carnival PLC*	13,564
54,171	Centrica PLC	121,376
1,369	Coca-Cola HBC AG	64,515
10,000	Compass Group PLC	340,125
2,752	Computacenter PLC	99,413
34,171	Convatec Group PLC#	106,344
1,693	Cranswick PLC	114,301
549	Croda International PLC	19,965
2,430	DCC PLC†	155,954
7,164	Diageo PLC	171,067
745	Diploma PLC	53,153
21,785	Drax Group PLC	204,944
4,344	Dunelm Group PLC	65,667
2,569	easyJet PLC	16,031
5,003	Entain PLC	58,794
5,371	Experian PLC	268,857
3,491	Frasers Group PLC†, *	34,884
3,163	Fresnillo PLC	100,392
794	Games Workshop Group PLC	155,159
59,740	Glencore PLC*	274,456
21,221	GSK PLC	449,364
6,435	GSK PLC, ADR†	277,735
12,169	Haleon PLC	54,401

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	United Kingdom (Continued)
1,069	Halma PLC	$49,601
18,488	Harbour Energy PLC	51,569
3,046	Helical PLC	8,398
4,068	Hikma Pharmaceuticals PLC	92,899
11,961	Hiscox Ltd.	220,222
13,082	Howden Joinery Group PLC	148,405
83,993	HSBC Holdings PLC	1,180,454
8,114	IG Group Holdings PLC	117,528
5,093	IMI PLC	156,581
9,231	Imperial Brands PLC	392,058
6,754	Inchcape PLC	62,903
6,450	Informa PLC	79,598
1,721	IntegraFin Holdings PLC	8,032
917	InterContinental Hotels Group PLC	110,674
10,061	International Consolidated Airlines Group SA	52,243
16,212	International Workplace Group PLC	48,665
1,532	Intertek Group PLC	97,291
16,126	Investec PLC	120,476
9,592	Ithaca Energy PLC	25,414
131,729	ITV PLC	141,641
19,557	J. Sainsbury PLC	87,849
64,820	JD Sports Fashion PLC	83,079
1,084	JET2 PLC	20,614
5,610	Johnson Matthey PLC	151,652
218	Just Group PLC	620
42,747	Kingfisher PLC	177,473
40,503	Legal & General Group PLC	129,645
1,935	Lion Finance Group PLC	199,082
358,260	Lloyds Banking Group PLC	403,865
608	London Stock Exchange Group PLC	69,635
15,967	Man Group PLC	38,310
23,081	Marks & Spencer Group PLC	113,147
5,417	Melrose Industries PLC	44,353
3,657	Mondi PLC	50,363
695	Morgan Sindall Group PLC	41,501
8,076	National Grid PLC	115,946
1,411	National Grid PLC, ADR†	102,537
23,339	NatWest Group PLC	163,723
979	Next PLC	162,936
537	NMC Health PLC*, §	—
2,579	Ocado Group PLC*	7,804
7,228	OSB Group PLC	55,166
2,772	Pearson PLC	39,387
10,353	Pennon Group PLC	65,107
8,502	Persimmon PLC	132,524
2,924	Phoenix Group Holdings PLC	25,306
7,042	Playtech PLC	34,947
3,173	Plus500 Ltd.	137,409
7,110	Prudential PLC	99,543
1,341	Prudential PLC, ADR†	37,535
14,053	QinetiQ Group PLC	103,855
5,252	Reckitt Benckiser Group PLC	403,886
9,691	RELX PLC	463,599
310	RELX PLC, ADR	14,806

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	United Kingdom (Continued)
8,093	Rentokil Initial PLC	$40,903
18,568	Rightmove PLC	176,952
3,804	Rio Tinto PLC	250,044
2,102	Rio Tinto PLC, SP ADR	138,753
51,408	Rolls-Royce Holdings PLC	822,749
23,365	Rotork PLC	106,526
12,872	RS Group PLC	98,416
5,394	Sage Group PLC	79,798
5,215	Schroders PLC	26,371
39,363	Serco Group PLC	125,360
1,639	Severn Trent PLC	57,047
53,100	Shell PLC	1,889,976
1,712	Shell PLC, ADR†	122,459
2,999	Smith & Nephew PLC	53,946
1,470	Smiths Group PLC	46,499
3,811	Softcat PLC	80,879
1,908	Spectris PLC	105,209
984	Spirax Group PLC	90,188
6,456	SSE PLC	151,209
11,289	St. James's Place PLC	192,819
13,981	Standard Chartered PLC	269,918
5,719	Tate & Lyle PLC	34,581
90,900	Taylor Wimpey PLC	125,980
2,231	TBC Bank Group PLC	136,371
52,256	Tesco PLC	313,093
32,660	TP ICAP Group PLC	121,012
7,296	Unilever PLC	433,091
1,523	Unilever PLC, ADR†	90,283
4,797	United Utilities Group PLC	73,966
149,732	Vodafone Group PLC	173,504
2,052	Weir Group PLC	75,396
4,680	Whitbread PLC	202,671
1,347	Wise PLC, Class A*	18,750
4,839	WPP PLC	23,936
3,457	WPP PLC, ADR†	86,598
		22,572,407
	United States—0.2%
75	Flutter Entertainment PLC*	19,508
2,625	International Paper Co.	119,856

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	United States (Continued)
15,052	MEG Energy Corp.	$303,700
		443,064

	TOTAL COMMON STOCKS (Cost $133,724,948)	182,919,964

	Affiliated Investment Company—32.7%

	United States—32.7%
3,192,847	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $66,076,154)	90,453,343

		Expiration Date
	WarrantS—0.0%

	Canada—0.0%
122	Constellation Software, Inc. *, §	03/31/2040	—

	TOTAL WARRANTS (Cost $—)		—

	Rights—0.0%

	Denmark—0.0%
15,855	Orsted AS *	10/02/2025	15,785

	TOTAL RIGHTS (Cost $29,074)		15,785

	Preferred Stocks—0.3%

	Germany—0.3%
439	Bayerische Motoren Werke AG, 5.49%		40,691
1,013	Dr. Ing hc F Porsche AG, 5.57%#		49,095
2,620	FUCHS SE, 3.08%		117,135
1,168	Henkel AG & Co. KGaA, 2.97%		94,208
917	Porsche Automobil Holding SE, 5.72%		36,012
126	Sartorius AG, 0.38%		29,275
872	Sixt SE, 4.75%		58,765
2,512	Volkswagen AG, 6.91%		271,210
			696,391
	Italy—0.0%
236,193	Telecom Italia SpA, 0.0%*		136,599

	TOTAL PREFERRED STOCK (Cost $1,159,720)		832,990

7-Day Yield
Short-Term Investments—1.0%
2,901,670	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,901,670)††	4.20%	2,901,670

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

TOTAL INVESTMENTS, AT VALUE—100.1% (Cost $203,891,566)	$277,123,752
Liabilities in Excess of Other Assets—(0.1)%	(246,004)
NET ASSETS—100.0%	$276,877,748

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan. As of September 30, 2025, the market value of the securities on loan was $12,737,650.
††	Represents invested cash collateral received from securities lending transactions.
§	Fair valued security—Represents fair value as determined by the Fund's Adviser. As of September 30, 2025, the total value of the fair valued securities was $106,744 which represents 0.0% of net assets.
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at September 30, 2025, amounts to approximately $3,658,156, and represents 1.3% of net assets.
‡‡	Affiliated issuer. Assets with a total aggregate market value of $90,453,343, or 32.7% of net assets, were affiliated with the Fund as of September 30, 2025.
Percentages indicated are based on net assets.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Value
	Common Stocks—99.1%

	Aerospace & Defense—0.1%
575	General Electric Co.	$172,971

	Automobiles—1.8%
12,625	Tesla, Inc.*	5,614,590

	Biotechnology—4.6%
26,412	AbbVie, Inc.	6,115,434
1,027	Alnylam Pharmaceuticals, Inc.*	468,312
11,393	Amgen, Inc.	3,215,105
16,348	Incyte Corp.*	1,386,474
4,587	Regeneron Pharmaceuticals, Inc.	2,579,133
4,418	Sarepta Therapeutics, Inc.*	85,135
1,788	Vertex Pharmaceuticals, Inc.*	700,252
		14,549,845
	Broadline Retail—4.8%
65,689	Amazon.com, Inc.*	14,423,334
7,590	eBay, Inc.	690,310
		15,113,644
	Building Products—0.3%
2,202	Trane Technologies PLC	929,156

	Capital Markets—2.9%
12,273	Ameriprise Financial, Inc.	6,029,111
1,338	Goldman Sachs Group, Inc.	1,065,516
8,988	Morgan Stanley	1,428,733
760	MSCI, Inc.	431,232
		8,954,592
	Chemicals—0.8%
56,627	Celanese Corp.	2,382,864

	Commercial Services & Supplies—1.5%
44,552	Veralto Corp.	4,749,689

	Communications Equipment—0.8%
18,343	Arista Networks, Inc.*	2,672,759

	Consumer Staples Distribution & Retail—2.0%
5,841	Costco Wholesale Corp.	5,406,605
20,776	Maplebear, Inc.†,*	763,726
		6,170,331
	Electrical Equipment—2.6%
2,367	Acuity, Inc.	815,171

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Electrical Equipment (Continued)
11,710	GE Vernova, Inc.	$7,200,479
		8,015,650
	Energy Equipment and Services—0.1%
7,025	Weatherford International PLC	480,721

	Entertainment—2.7%
2,934	Live Nation Entertainment, Inc.*	479,416
2,874	Netflix, Inc.*	3,445,696
23,939	ROBLOX Corp., Class A*	3,316,030
1,683	Spotify Technology SA*	1,174,734
		8,415,876
	Financial Services—2.0%
3,419	Mastercard, Inc., Class A	1,944,762
73,223	StoneCo Ltd., Class A*	1,384,647
7,614	Visa, Inc., Class A	2,599,267
49,606	Western Union Co.	396,352
		6,325,028
	Food Products—0.0%
9,218	Flowers Foods, Inc.	120,295

	Ground Transportation—0.6%
17,902	Uber Technologies, Inc.*	1,753,859

	Health Care Equipment and Supplies—1.3%
10,723	Align Technology, Inc.*	1,342,734
39,195	Dexcom, Inc.*	2,637,432
		3,980,166
	Health Care Providers and Services—1.0%
6,467	Cardinal Health, Inc.	1,015,060
7,273	Cencora, Inc.	2,273,031
		3,288,091
	Hotels, Restaurants & Leisure—3.2%
3,981	Airbnb, Inc., Class A*	483,373
352	Domino's Pizza, Inc.	151,962
15,440	DoorDash, Inc., Class A*	4,199,526
608	Flutter Entertainment PLC*	154,432
342	McDonald's Corp.	103,930
2,683	Royal Caribbean Cruises Ltd.†	868,165
65,390	Viking Holdings Ltd.*	4,064,642

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Hotels, Restaurants & Leisure (Continued)
595	Yum! Brands, Inc.	$90,440
		10,116,470
	Household Durables—0.4%
13,301	SharkNinja, Inc.*	1,371,998

	Independent Power and Renewable Electricity Producers—0.1%
944	Vistra Corp.	184,948

	Insurance—0.7%
1,618	Arch Capital Group Ltd.	146,801
8,024	Progressive Corp.	1,981,527
		2,128,328
	Interactive Media & Services—9.6%
68,053	Alphabet, Inc., Class A	16,543,684
16,140	Meta Platforms, Inc., Class A	11,852,893
5,140	Reddit, Inc., Class A*	1,182,149
37,585	ZoomInfo Technologies, Inc.*	410,052
		29,988,778
	IT Services—0.8%
4,888	EPAM Systems, Inc.*	737,061
12,938	GoDaddy, Inc., Class A*	1,770,307
		2,507,368
	Life Sciences Tools and Services—0.3%
8,690	Illumina, Inc.*	825,289

	Machinery—0.7%
24,405	Allison Transmission Holdings, Inc.	2,071,496

	Professional Services—0.7%
10,050	Paycom Software, Inc.†	2,091,807

	Semiconductors and Semiconductor Equipment—18.6%
49,376	Broadcom, Inc.	16,289,636
8,425	Enphase Energy, Inc.*	298,161
476	KLA Corp.	513,414
199,846	NVIDIA Corp.	37,287,267
9,300	QUALCOMM, Inc.	1,547,148
16,057	Teradyne, Inc.	2,210,085
		58,145,711
	Software—21.5%
20,983	Adobe, Inc.*	7,401,753
3,445	AppLovin Corp., Class A*	2,475,370
1,333	Autodesk, Inc.*	423,454
453	Crowdstrike Holdings, Inc., Class A*	222,142
210	HubSpot, Inc.*	98,238
771	Intuit, Inc.	526,524
68,940	Microsoft Corp.	35,707,473
63,202	Nutanix, Inc., Class A*	4,701,597
5,565	Oracle Corp.	1,565,101

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Software (Continued)
38,195	Palantir Technologies, Inc., Class A*	$6,967,532
4,617	Palo Alto Networks, Inc.*	940,113
2,925	Rubrik, Inc., Class A*	240,581
11,001	Salesforce, Inc.	2,607,237
789	ServiceNow, Inc.*	726,101
9,171	Zscaler, Inc.*	2,748,182
		67,351,398
	Specialty Retail—1.9%
143	AutoZone, Inc.*	613,504
21,763	Five Below, Inc.*	3,366,736
1,394	Murphy USA, Inc.	541,234
2,865	O'Reilly Automotive, Inc.*	308,876
699	TJX Cos., Inc.	101,034
2,043	Ulta Beauty, Inc.*	1,117,010
		6,048,394
	Technology Hardware, Storage & Peripherals—10.5%
112,901	Apple, Inc.	28,747,982
13,198	Dell Technologies, Inc., Class C	1,871,080
11,500	NetApp, Inc.	1,362,290
12,540	Pure Storage, Inc., Class A*	1,050,977
		33,032,329
	Textiles, Apparel and Luxury Goods—0.2%
5,156	Deckers Outdoor Corp.*	522,664

	TOTAL COMMON STOCKS (Cost $211,352,874)	310,077,105

	TOTAL INVESTMENTS, AT VALUE—99.1% (Cost $211,352,874)	310,077,105
	Other Assets in Excess of Liabilities—0.9%	2,730,987
	NET ASSETS—100.0%	$312,808,092

Notes to the Schedule of Investments:
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2025, the market value of the securities on loan was $1,483,711.
Percentages indicated are based on net assets.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Value
	Common Stocks—98.5%

	Aerospace & Defense—6.4%
7,385	AAR Corp.*	$662,213
7,082	AeroVironment, Inc.*	2,230,051
59,297	ATI, Inc.*	4,823,218
5,865	BWX Technologies, Inc.	1,081,330
3,408	Curtiss-Wright Corp.	1,850,340
30,403	Hexcel Corp.	1,906,268
15,366	Kratos Defense & Security Solutions, Inc.*	1,403,991
16,968	Rocket Lab Corp.*	812,937
		14,770,348
	Automobile Components—1.7%
10,157	LCI Industries	946,125
20,171	Modine Manufacturing Co.*	2,867,509
		3,813,634
	Banks—4.8%
35,773	Citizens Financial Group, Inc.	1,901,693
69,870	Eastern Bankshares, Inc.	1,268,140
89,325	First BanCorp	1,969,616
50,709	Hope Bancorp, Inc.	546,136
17,341	Popular, Inc.	2,202,480
23,176	Seacoast Banking Corp. of Florida	705,246
10,017	Triumph Financial, Inc.*	501,251
14,937	Wintrust Financial Corp.	1,978,256
		11,072,818
	Biotechnology—4.8%
24,019	Bridgebio Pharma, Inc.*	1,247,547
34,580	Exact Sciences Corp.*	1,891,872
17,026	Insmed, Inc.*	2,451,914
11,082	Natera, Inc.*	1,783,870
17,227	Revolution Medicines, Inc.*	804,501
15,844	Ultragenyx Pharmaceutical, Inc.*	476,587
3,294	United Therapeutics Corp.*	1,380,878
33,845	Vericel Corp.*	1,065,102
		11,102,271
	Building Products—2.1%
26,258	Builders FirstSource, Inc.*	3,183,782
33,519	Trex Co., Inc.*	1,731,927
		4,915,709
	Capital Markets—1.6%
33,591	Carlyle Group, Inc.	2,106,156
63,027	DigitalBridge Group, Inc.	737,416
13,750	TPG, Inc.	789,937
		3,633,509
	Chemicals—0.8%
11,905	Albemarle Corp.	965,258

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
26,975	FMC Corp.	$907,169
		1,872,427
	Commercial Services & Supplies—0.5%
116,855	ACV Auctions, Inc., Class A*	1,158,033

	Construction and Engineering—2.8%
8,972	AECOM	1,170,577
33,971	Granite Construction, Inc.	3,724,920
7,499	MasTec, Inc.*	1,595,862
		6,491,359
	Construction Materials—1.8%
15,172	Eagle Materials, Inc.	3,535,683
30,273	James Hardie Industries PLC*	581,544
		4,117,227
	Diversified Consumer Services—1.2%
147,557	KinderCare Learning Cos., Inc.*	979,779
43,981	Perdoceo Education Corp.	1,656,324
		2,636,103
	Diversified Telecommunication Services—0.6%
36,750	Cogent Communications Holdings, Inc.	1,409,362

	Electrical Equipment—4.1%
3,080	Hubbell, Inc.	1,325,355
19,135	NEXTracker, Inc., Class A*	1,415,799
12,417	Regal Rexnord Corp.	1,781,094
199,198	Shoals Technologies Group, Inc., Class A*	1,476,057
21,893	Vertiv Holdings Co., Class A	3,302,778
		9,301,083
	Electronic Equipment, Instruments & Components—6.4%
6,880	Belden, Inc.	827,458
27,233	Cognex Corp.	1,233,655
31,683	Coherent Corp.*	3,412,893
61,920	Flex Ltd.*	3,589,502
15,994	Jabil, Inc.	3,473,417
10,229	Rogers Corp.*	823,025
11,764	Sanmina Corp.*	1,354,154
		14,714,104
	Energy Equipment and Services—1.4%
198,783	TETRA Technologies, Inc.*	1,143,002
31,671	Weatherford International PLC	2,167,247
		3,310,249
	Food Products—1.5%
72,140	Darling Ingredients, Inc.*	2,226,962
18,901	Lamb Weston Holdings, Inc.	1,097,770
		3,324,732
	Ground Transportation—3.6%
225,675	FTAI Infrastructure, Inc.	983,943

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
38,298	Knight-Swift Transportation Holdings, Inc.	$1,513,154
81,550	RXO, Inc.*	1,254,239
3,423	Saia, Inc.*	1,024,709
27,526	XPO, Inc.*	3,558,286
		8,334,331
	Health Care Equipment and Supplies—5.4%
8,178	Align Technology, Inc.*	1,024,049
33,620	Cooper Cos., Inc.*	2,304,987
17,216	Inspire Medical Systems, Inc.*	1,277,427
9,149	Insulet Corp.*	2,824,571
12,520	iRhythm Technologies, Inc.*	2,153,315
27,199	Novocure Ltd.*	351,411
2,829	STERIS PLC	700,008
58,286	Tandem Diabetes Care, Inc.*	707,592
9,428	TransMedics Group, Inc.*, †	1,057,822
		12,401,182
	Health Care Providers and Services—0.9%
25,815	Acadia Healthcare Co., Inc.*	639,180
16,095	HealthEquity, Inc.*	1,525,323
		2,164,503
	Health Care REITs—0.4%
38,316	Sila Realty Trust, Inc.	961,732

	Hotels, Restaurants & Leisure—2.5%
73,967	Caesars Entertainment, Inc.*	1,998,958
26,556	DraftKings, Inc., Class A*	993,195
23,139	Planet Fitness, Inc., Class A*	2,401,828
41,710	Sweetgreen, Inc., Class A*, †	332,846
		5,726,827
	Household Durables—0.8%
20,736	LGI Homes, Inc.*	1,072,258
4,586	M/I Homes, Inc.*	662,402
		1,734,660
	Industrial REITs—0.6%
37,113	STAG Industrial, Inc.	1,309,718

	Insurance—2.9%
5,240	Everest Group Ltd.	1,835,205
16,559	First American Financial Corp.	1,063,750
753	Markel Group, Inc.*	1,439,254
8,525	Selective Insurance Group, Inc.	691,122
20,511	W.R. Berkley Corp.	1,571,553
		6,600,884
	Interactive Media & Services—0.5%
109,735	ZoomInfo Technologies, Inc.*	1,197,209

	IT Services—2.6%
10,949	EPAM Systems, Inc.*	1,651,000
151,910	Grid Dynamics Holdings, Inc.*	1,171,226
7,009	MongoDB, Inc.*	2,175,453

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
10,403	Okta, Inc.*	$953,955
		5,951,634
	Life Sciences Tools and Services—2.3%
111,452	Avantor, Inc.*	1,390,921
7,053	Charles River Laboratories International, Inc.*	1,103,512
9,506	ICON PLC*	1,663,550
13,006	Revvity, Inc.	1,139,976
		5,297,959
	Machinery—1.0%
9,351	AGCO Corp.	1,001,211
25,433	Symbotic, Inc.*, †	1,370,839
		2,372,050
	Marine Transportation—0.6%
15,443	Kirby Corp.*	1,288,718

	Media—0.6%
67,445	Magnite, Inc.*	1,468,952

	Metals and Mining—2.6%
18,905	Carpenter Technology Corp.	4,641,934
21,328	MP Materials Corp.*	1,430,469
		6,072,403
	Oil, Gas and Consumable Fuels—1.6%
39,481	Devon Energy Corp.	1,384,204
176,668	Permian Resources Corp.	2,261,350
		3,645,554
	Passenger Airlines—1.5%
39,128	Alaska Air Group, Inc.*	1,947,792
11,388	Allegiant Travel Co.*	692,049
76,194	Sun Country Airlines Holdings, Inc.*	899,851
		3,539,692
	Pharmaceuticals—1.1%
89,439	Elanco Animal Health, Inc.*	1,801,301
5,406	Jazz Pharmaceuticals PLC*	712,511
		2,513,812
	Professional Services—5.6%
59,005	Amentum Holdings, Inc.*	1,413,170
2,438	CACI International, Inc., Class A*	1,216,025
7,778	Equifax, Inc.	1,995,290
36,356	KBR, Inc.	1,719,275
11,576	Parsons Corp.*	959,882
8,513	Paycom Software, Inc.	1,771,896
182,858	Planet Labs PBC*	2,373,497

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
15,733	TransUnion	$1,318,111
		12,767,146
	Residential REITs—0.4%
52,446	Independence Realty Trust, Inc.	859,590

	Semiconductors and Semiconductor Equipment—9.3%
10,883	Entegris, Inc.	1,006,242
495,143	indie Semiconductor, Inc., Class A*, †	2,015,232
36,161	Lattice Semiconductor Corp.*	2,651,325
13,553	MACOM Technology Solutions Holdings, Inc.*	1,687,213
115,859	MaxLinear, Inc.*	1,863,013
10,368	MKS, Inc.	1,283,247
2,819	Monolithic Power Systems, Inc.	2,595,284
21,001	Qorvo, Inc.*	1,912,771
4,933	SiTime Corp.*	1,486,362
14,541	Teradyne, Inc.	2,001,423
60,103	Ultra Clean Holdings, Inc.*	1,637,807
8,904	Universal Display Corp.	1,278,882
		21,418,801
	Software—4.4%
38,316	Appian Corp., Class A*	1,171,320
21,838	Bill Holdings, Inc.*	1,156,759
15,337	Dolby Laboratories, Inc., Class A	1,109,939
12,074	Elastic NV*	1,020,132
6,395	Guidewire Software, Inc.*	1,469,955
1,835	HubSpot, Inc.*	858,413
18,302	Procore Technologies, Inc.*	1,334,582
1,729	Tyler Technologies, Inc.*	904,544
26,789	Unity Software, Inc.*	1,072,631
		10,098,275
	Technology Hardware, Storage & Peripherals—1.3%
8,114	IonQ, Inc.*, †	499,011
30,690	Pure Storage, Inc., Class A*	2,572,129
		3,071,140
	Trading Companies and Distributors—3.5%
47,915	FTAI Aviation Ltd.	7,995,097

	TOTAL COMMON STOCKS (Cost $170,391,820)	226,434,837

7-Day Yield
Short-Term Investments—0.7%
1,642,402	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,642,402)††	4.20%	1,642,402

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	TOTAL INVESTMENTS, AT VALUE—99.2% (Cost $172,034,222)	$228,077,239
	Other Assets in Excess of Liabilities—0.8%	1,725,014
	NET ASSETS—100.0%	$229,802,253

Notes to the Schedule of Investments:
REIT—Real Estate Investment Trust
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2025, the market value of the securities on loan was $3,203,819.
††	Represents invested cash collateral received from securities lending transactions.
Percentages indicated are based on net assets.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Value
	Common Stocks—97.3%

	Aerospace & Defense—1.2%
4,400	General Dynamics Corp.	$1,500,400
700	Huntington Ingalls Industries, Inc.	201,537
3,700	Textron, Inc.	312,613
		2,014,550
	Air Freight and Logistics—0.2%
2,600	Expeditors International of Washington, Inc.	318,734

	Automobile Components—0.1%
3,600	BorgWarner, Inc.	158,256

	Automobiles—1.1%
73,800	Ford Motor Co.	882,648
18,100	General Motors Co.	1,103,557
		1,986,205
	Banks—15.0%
96,100	Bank of America Corp.	4,957,799
22,900	Citigroup, Inc.	2,324,350
5,800	Citizens Financial Group, Inc.	308,328
1,300	Comerica, Inc.	89,076
1,785	Commerce Bancshares, Inc.	106,672
700	Cullen/Frost Bankers, Inc.	88,739
1,800	East West Bancorp, Inc.	191,610
7,500	Fifth Third Bancorp	334,125
195	First Citizens BancShares, Inc., Class A	348,886
5,000	First Horizon Corp.	113,050
18,900	Huntington Bancshares, Inc.	326,403
30,200	JPMorgan Chase & Co.	9,525,986
1,800	M&T Bank Corp.	355,716
5,300	PNC Financial Services Group, Inc.	1,064,929
300	Popular, Inc.	38,103
12,000	Regions Financial Corp.	316,440
12,800	Truist Financial Corp.	585,216
15,200	U.S. Bancorp	734,616
2,300	Webster Financial Corp.	136,712
45,300	Wells Fargo & Co.	3,797,046
400	Western Alliance Bancorp	34,688
1,200	Zions Bancorp NA	67,896
		25,846,386
	Beverages—1.7%
1,500	Coca-Cola Consolidated, Inc.	175,740
25,700	Keurig Dr. Pepper, Inc.	655,607
3,300	Molson Coors Beverage Co., Class B	149,325
14,400	PepsiCo, Inc.	2,022,336
		3,003,008
	Biotechnology—4.8%
13,300	AbbVie, Inc.	3,079,482
8,200	Amgen, Inc.	2,314,040
5,200	Exelixis, Inc.*	214,760

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Biotechnology (Continued)
18,600	Gilead Sciences, Inc.	$2,064,600
2,000	Halozyme Therapeutics, Inc.*	146,680
12,000	Roivant Sciences Ltd.*	181,560
700	United Therapeutics Corp.*	293,447
		8,294,569
	Broadline Retail—0.5%
100	Dillard's, Inc., Class A†	61,448
8,700	eBay, Inc.	791,265
		852,713
	Building Products—0.4%
2,200	A.O. Smith Corp.	161,502
1,500	Allegion PLC	266,025
4,100	Masco Corp.	288,599
		716,126
	Capital Markets—7.1%
1,570	Ameriprise Financial, Inc.	771,262
10,600	Bank of New York Mellon Corp.	1,154,976
5,700	Carlyle Group, Inc.	357,390
4,600	Goldman Sachs Group, Inc.	3,663,210
3,500	Invesco Ltd.	80,290
3,300	Jefferies Financial Group, Inc.	215,886
24,000	Morgan Stanley	3,815,040
3,100	Northern Trust Corp.	417,260
3,300	Raymond James Financial, Inc.	569,580
2,000	SEI Investments Co.	169,700
4,600	State Street Corp.	533,646
1,400	Stifel Financial Corp.	158,858
3,000	T. Rowe Price Group, Inc.	307,920
		12,215,018
	Chemicals—1.1%
1,200	Albemarle Corp.	97,296
3,100	CF Industries Holdings, Inc.	278,070
12,900	Corteva, Inc.	872,427
5,600	Mosaic Co.	194,208
4,000	PPG Industries, Inc.	420,440
		1,862,441
	Communications Equipment—2.3%
58,400	Cisco Systems, Inc.	3,995,728

	Construction Materials—0.8%
11,900	CRH PLC	1,426,810

	Consumer Finance—0.3%
3,300	Ally Financial, Inc.	129,360
6,200	Synchrony Financial	440,510
		569,870
	Consumer Staples Distribution & Retail—1.4%
10,600	Albertsons Cos., Inc., Class A	185,606

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Consumer Staples Distribution & Retail (Continued)
2,300	Dollar General Corp.	$237,705
3,400	Dollar Tree, Inc.*	320,858
12,500	Kroger Co.	842,625
9,200	Sysco Corp.	757,528
		2,344,322
	Containers and Packaging—0.5%
5,200	Ball Corp.	262,184
2,300	Crown Holdings, Inc.	222,157
1,600	Packaging Corp. of America	348,688
		833,029
	Distributors—0.3%
2,600	Genuine Parts Co.	360,360
4,600	LKQ Corp.	140,484
		500,844
	Diversified Consumer Services—0.1%
11,400	ADT, Inc.	99,294
2,200	H&R Block, Inc.	111,254
		210,548
	Diversified Telecommunication Services—4.2%
135,100	AT&T, Inc.	3,815,224
79,700	Verizon Communications, Inc.	3,502,815
		7,318,039
	Electric Utilities—2.4%
11,700	Duke Energy Corp.	1,447,875
4,300	Evergy, Inc.	326,886
9,400	FirstEnergy Corp.	430,708
3,300	NRG Energy, Inc.	534,435
3,152	OGE Energy Corp.	145,843
13,000	PPL Corp.	483,080
7,700	Southern Co.	729,729
		4,098,556
	Electrical Equipment—0.2%
600	Acuity, Inc.	206,634
1,200	Regal Rexnord Corp.	172,128
		378,762
	Electronic Equipment, Instruments & Components—0.3%
1,400	CDW Corp.	222,992
1,600	TD SYNNEX Corp.	262,000
		484,992
	Energy Equipment and Services—0.6%
17,500	Baker Hughes Co.	852,600

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Energy Equipment and Services (Continued)
6,800	TechnipFMC PLC	$268,260
		1,120,860
	Entertainment—1.9%
29,400	Walt Disney Co.	3,366,300

	Financial Services—1.1%
7,200	Apollo Global Management, Inc.	959,544
8,800	Corebridge Financial, Inc.	282,040
900	Corpay, Inc.*	259,254
5,400	Equitable Holdings, Inc.	274,212
700	Voya Financial, Inc.	52,360
		1,827,410
	Food Products—1.4%
1,900	Hormel Foods Corp.	47,006
1,200	Ingredion, Inc.	146,532
400	J.M. Smucker Co.	43,440
19,000	Kraft Heinz Co.	494,760
21,200	Mondelez International, Inc., Class A	1,324,364
5,400	Tyson Foods, Inc., Class A	293,220
		2,349,322
	Gas Utilities—0.1%
1,600	National Fuel Gas Co.	147,792

	Ground Transportation—1.4%
33,100	CSX Corp.	1,175,381
3,700	Norfolk Southern Corp.	1,111,517
200	U-Haul Holding Co.*	11,414
3,100	U-Haul Holding Co. NV	157,790
		2,456,102
	Health Care Equipment and Supplies—1.7%
4,800	GE HealthCare Technologies, Inc.	360,480
24,200	Medtronic PLC	2,304,808
3,700	Zimmer Biomet Holdings, Inc.	364,450
		3,029,738
	Health Care Providers and Services—5.3%
3,862	Cardinal Health, Inc.	606,180
3,700	Cencora, Inc.	1,156,361
5,000	Cigna Group	1,441,250
20,100	CVS Health Corp.	1,515,339
1,400	DaVita, Inc.*	186,018
5,200	HCA Healthcare, Inc.	2,216,240
2,300	Henry Schein, Inc.*	152,651
1,300	Humana, Inc.	338,221
1,600	Labcorp Holdings, Inc.	459,296
2,300	Quest Diagnostics, Inc.	438,334
1,800	Tenet Healthcare Corp.*	365,472

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Health Care Providers and Services (Continued)
1,200	Universal Health Services, Inc., Class B	$245,328
		9,120,690
	Hotels, Restaurants & Leisure—0.5%
1,200	Darden Restaurants, Inc.	228,432
2,300	Expedia Group, Inc.	491,625
5,100	MGM Resorts International*	176,766
		896,823
	Household Durables—1.2%
3,100	DR Horton, Inc.	525,357
2,400	Lennar Corp., Class A	302,496
200	Mohawk Industries, Inc.*	25,784
30	NVR, Inc.*	241,040
4,300	PulteGroup, Inc.	568,159
1,600	Toll Brothers, Inc.	221,024
500	TopBuild Corp.*	195,430
		2,079,290
	Household Products—0.5%
6,300	Kimberly-Clark Corp.	783,342

	Independent Power and Renewable Electricity Producers—0.1%
7,500	AES Corp.	98,700

	Industrial Conglomerates—0.9%
10,100	3M Co.	1,567,318

	Insurance—7.8%
8,700	Aflac, Inc.	971,790
1,000	Allstate Corp.	214,650
1,000	American Financial Group, Inc.	145,720
9,400	American International Group, Inc.	738,276
4,600	Arch Capital Group Ltd.	417,358
800	Assurant, Inc.	173,280
1,300	Axis Capital Holdings Ltd.	124,540
6,300	Chubb Ltd.	1,778,175
2,500	Cincinnati Financial Corp.	395,250
700	Everest Group Ltd.	245,161
3,500	Fidelity National Financial, Inc.	211,715
300	Globe Life, Inc.	42,891
4,600	Hartford Insurance Group, Inc.	613,594
3,400	Loews Corp.	341,326
150	Markel Group, Inc.*	286,704
10,900	MetLife, Inc.	897,833
4,000	Old Republic International Corp.	169,880
500	Primerica, Inc.	138,795
3,600	Principal Financial Group, Inc.	298,476
6,900	Progressive Corp.	1,703,955
4,800	Prudential Financial, Inc.	497,952
900	Reinsurance Group of America, Inc.	172,917
800	RenaissanceRe Holdings Ltd.	203,144
5,600	Travelers Cos., Inc.	1,563,632
2,700	Unum Group	210,006

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Insurance (Continued)
5,975	W.R. Berkley Corp.	$457,804
1,400	Willis Towers Watson PLC	483,630
		13,498,454
	Interactive Media & Services—0.1%
4,600	Match Group, Inc.	162,472

	IT Services—0.5%
9,300	Cognizant Technology Solutions Corp., Class A	623,751
1,600	Twilio, Inc., Class A*	160,144
		783,895
	Leisure Products—0.1%
2,200	Hasbro, Inc.	166,870

	Life Sciences Tools and Services—0.0%
100	Bio-Rad Laboratories, Inc., Class A*	28,039

	Machinery—2.1%
1,400	AGCO Corp.	149,898
22,000	CNH Industrial NV	238,700
2,200	Cummins, Inc.	929,214
2,200	Donaldson Co., Inc.	180,070
1,800	Dover Corp.	300,294
1,000	Middleby Corp.*	132,930
2,100	Mueller Industries, Inc.	212,331
1,200	Oshkosh Corp.	155,640
9,922	PACCAR, Inc.	975,531
1,000	Snap-on, Inc.	346,530
400	Toro Co.	30,480
		3,651,618
	Media—1.3%
55,800	Comcast Corp., Class A	1,753,236
5,000	Fox Corp., Class A	315,300
7,100	News Corp., Class A	218,041
		2,286,577
	Metals and Mining—1.7%
19,600	Newmont Corp.	1,652,476
4,400	Nucor Corp.	595,892
1,000	Reliance, Inc.	280,830
3,300	Steel Dynamics, Inc.	460,119
		2,989,317
	Multi-Utilities—0.8%
3,700	DTE Energy Co.	523,291
8,000	Public Service Enterprise Group, Inc.	667,680
2,100	WEC Energy Group, Inc.	240,639
		1,431,610
	Oil, Gas and Consumable Fuels—6.0%
9,100	Antero Midstream Corp.	176,904
3,300	Antero Resources Corp.*	110,748

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Oil, Gas and Consumable Fuels (Continued)
3,800	APA Corp.	$92,264
10,300	EOG Resources, Inc.	1,154,836
44,900	Exxon Mobil Corp.	5,062,475
3,600	HF Sinclair Corp.	188,424
42,000	Kinder Morgan, Inc.	1,189,020
4,900	Ovintiv, Inc.	197,862
7,700	Phillips 66	1,047,354
4,500	Range Resources Corp.	169,380
5,900	Valero Energy Corp.	1,004,534
		10,393,801
	Passenger Airlines—0.8%
9,700	Delta Air Lines, Inc.	550,475
10,100	Southwest Airlines Co.	322,291
6,100	United Airlines Holdings, Inc.*	588,650
		1,461,416
	Personal Care Products—0.2%
24,600	Kenvue, Inc.	399,258

	Pharmaceuticals—4.3%
1,000	Jazz Pharmaceuticals PLC*	131,800
38,200	Johnson & Johnson	7,083,044
4,600	Royalty Pharma PLC, Class A	162,288
		7,377,132
	Professional Services—0.5%
400	CACI International, Inc., Class A*	199,512
3,300	Genpact Ltd.	138,237
2,399	Leidos Holdings, Inc.	453,315
		791,064
	Real Estate Management and Development—0.1%
800	Jones Lang LaSalle, Inc.*	238,624

	Semiconductors and Semiconductor Equipment—2.6%
3,000	Applied Materials, Inc.	614,220
2,000	First Solar, Inc.*	441,060
20,700	QUALCOMM, Inc.	3,443,652
600	Skyworks Solutions, Inc.	46,188
		4,545,120
	Software—0.3%
3,900	Dropbox, Inc., Class A*	117,819
11,700	Gen Digital, Inc.	332,163
		449,982
	Specialty Retail—2.6%
1,300	AutoNation, Inc.*	284,401
6,600	Gap, Inc.	141,174
500	Lithia Motors, Inc.	158,000
11,400	Lowe's Cos., Inc.	2,864,934
1,300	Penske Automotive Group, Inc.	226,083
800	Ulta Beauty, Inc.*	437,400

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Value
	Specialty Retail (Continued)
2,200	Williams-Sonoma, Inc.	$429,990
		4,541,982
	Technology Hardware, Storage & Peripherals—0.8%
6,400	Dell Technologies, Inc., Class C	907,328
3,500	NetApp, Inc.	414,610
		1,321,938
	Tobacco—1.2%
31,800	Altria Group, Inc.	2,100,708

	Trading Companies and Distributors—0.8%
1,180	United Rentals, Inc.	1,126,499
900	WESCO International, Inc.	190,350
		1,316,849

	TOTAL COMMON STOCKS (Cost $124,373,364)	168,209,919

	Exchange-Traded Fund—2.2%
18,500	iShares Russell 1000 Value ETF (Cost $3,725,841)	3,766,415

		7-Day Yield
	Short-Term Investments—0.0%
43,660	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $43,660)††	4.20%	43,660

	TOTAL INVESTMENTS, AT VALUE—99.5% (Cost $128,142,865)		172,019,994
	Other Assets in Excess of Liabilities—0.5%		808,650
	NET ASSETS—100.0%		$172,828,644

Notes to the Schedule of Investments:
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2025, the market value of the securities on loan was $42,399.
††	Represents invested cash collateral received from securities lending transactions.
Percentages indicated are based on net assets.